UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: July 31, 2024

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report - July 31, 2024

Diversified Equity Fund

Adviser Managed Trust: DAACX

Fund Overview

This annual shareholder report contains important information about Diversified Equity Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Fund	$55	0.50%

How did the fund perform since inception?

Total Return Based on $10,000 Investment

	Diversified Equity Fund - $11494	S&P 500® Index - $12453
Mar/22	$10000	$10000
Jul/22	$8862	$9021
Jul/23	$9692	$10195
Jul/24	$11494	$12453

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the S&P 500 Index (Gross)—a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market—for the 12-month period ending July 31, 2024.

While the Fund produced a positive return in the rising equity markets over the reporting period, each of the indexes that its five equity components seek to replicate underperformed relative to the Fund’s benchmark. The S&P 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets indexes returned 22.15%, 21.50%, 14.25%, 12.03%, and 6.27%, respectively, for the reporting period.

The Fund’s strategy is implemented by SSGA Funds Management, Inc., as sub-adviser under the general supervision of SEI Investments Management Corporation (SIMC).

During the reporting period, U.S. equity markets were led by a narrow cohort of mega-cap stocks, while small and mid-cap stocks lagged. This led the Fund’s benchmark, the S&P 500 Index, to rise more than the Fund’s Russell 1000 Index allocation, which was underweight to mega-cap stocks and overweight to mid-cap stocks relative to the S&P 500 Index, as well as for the Fund’s Russell 2000 Index allocation, which has no exposure to mega-cap stocks. Equities in developed non-U.S. markets lagged U.S. stocks, which weighed on the relative performance for the Fund’s MSCI EAFE Index allocation. Emerging-market equities lagged both U.S. and developed non-U.S. stocks, hampering results for the Fund’s MSCI Emerging Markets Index allocation.

Average Annual Total Returns as of July 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Diversified Equity Fund	18.60%	6.13%
S&P 500® Index	22.15%	9.83%

Since its inception on March 30, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$347,011	1,757	$118	2%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange Traded Fund	0.1%
Derivative Contracts (Net)	0.5%
Cash Equivalent	1.1%
Utilities	2.0%
Real Estate	2.0%
Materials	2.5%
Energy	3.1%
Consumer Staples	4.9%
Communication Services	7.0%
Industrials	8.4%
Consumer Discretionary	8.5%
Health Care	10.0%
Financials	12.5%
Information Technology	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	5.0%
Microsoft Corp	4.8%
NVIDIA Corp	4.3%
Amazon.com Inc	2.7%
Meta Platforms, Cl A	1.6%
Alphabet Inc, Cl A	1.6%
Alphabet Inc, Cl C	1.3%
Berkshire Hathaway Inc, Cl B	1.2%
Broadcom Inc	1.1%
Eli Lilly	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Diversified Equity Fund

Adviser Managed Trust: DAACX

Annual Shareholder Report - July 31, 2024

DAACX-AR-24

Annual Shareholder Report - July 31, 2024

Core Fixed Income Fund

Adviser Managed Trust: AAEYX

Fund Overview

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period from January 22, 2024 to July 31, 2024.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund	$18	0.33%

How did the fund perform since inception?

Total Return Based on $10,000 Investment

	Core Fixed Income Fund - $10253	Bloomberg U.S. Aggregate Bond Index (USD) - $10280
Jan/24	$10000	$10000
Mar/24	$10010	$10039
Jun/24	$10014	$10046
Jul/24	$10253	$10280

How did the Fund perform in the last year?

The Fund is managed using a passive approach, and performed in line with its benchmark, the Bloomberg U.S. Aggregate Bond Index—which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds—for the period beginning on the Fund’s inception date of January 22, 2024 and ending July 31, 2024.

The Fund’s strategy is implemented by SSGA Funds Management, Inc., as sub-adviser under the general supervision of SEI Investments Management Corporation (SIMC).

The reporting period began with optimism that the Federal Reserve’s (Fed) rate-hiking cycle was near its end as inflation moderated during the fourth quarter of 2023, and financial markets were anticipating roughly six interest rate cuts in 2024. During the first quarter of 2024, inflation proved to be stickier than expected, and six interest-rate cuts were quickly priced out of the market. By the end of the reporting period, inflation moderated again, economic growth slowed, and the unemployment rate inched higher. Consequently, investors were optimistic that the Fed would begin to cut rates in September. Fixed- income spread sectors generated positive excess returns over comparable-duration U.S. Treasury securities during the reporting period. Investment- grade corporate bond spreads tightened as high yields supported demand. Asset-backed securities (ABS) outperformed Treasurys as well, with relatively strong U.S. consumer spending fundamentally supporting the sector, though cracks in the sub-prime segment began to surface. Agency mortgage-backed securities (MBS) slightly outperformed despite the continued reduction in size of the Fed’s balance sheet.

Average Annual Total Returns as of July 31, 2024

Fund/Index Name	Cumulative Since Inception
Core Fixed Income Fund	2.53%
Bloomberg U.S. Aggregate Bond Index (USD)	2.80%

Since its inception on January 22, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$170,589	368	$49	84%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Real Estate	0.6%
Materials	0.6%
U.S. Government Agency Obligations	0.9%
Consumer Staples	1.4%
Energy	1.7%
Information Technology	1.8%
Industrials	1.9%
Sovereign Debt	1.9%
Consumer Discretionary	2.0%
Communication Services	2.0%
Utilities	2.1%
Health Care	2.8%
Financials	9.0%
Mortgage-Backed Securities	26.9%
U.S. Treasury Obligations	43.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/15/27	3.5%
U.S. Treasury Notes	4.000%	01/31/29	3.2%
U.S. Treasury Notes	3.750%	12/31/28	3.2%
U.S. Treasury Notes	4.375%	12/15/26	2.9%
U.S. Treasury Notes	4.250%	12/31/25	2.9%
U.S. Treasury Notes	4.000%	01/31/31	2.9%
U.S. Treasury Bonds	4.750%	11/15/43	2.8%
U.S. Treasury Notes	4.250%	01/31/26	2.6%
U.S. Treasury Bonds	4.750%	11/15/53	2.2%
U.S. Treasury Bonds	4.375%	08/15/43	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

Adviser Managed Trust: AAEYX

Annual Shareholder Report - July 31, 2024

AAEYX-AR-24

Annual Shareholder Report - July 31, 2024

Enhanced Fixed Income Fund

Adviser Managed Trust: AAEZX

Fund Overview

This annual shareholder report contains important information about Enhanced Fixed Income Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Fixed Income Fund	$44	0.42%

How did the fund perform since inception?

Total Return Based on $10,000 Investment

Enhanced Fixed Income Fund - $10,893
Bloomberg Global Aggregate Index (USD) - $10,128
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index - $11,268
ICE BofA US High Yield Constrained Index (USD) - $11,387
J.P. Morgan EMBI Global Diversified Index - $11,145
$11,600
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
Feb/23
Jul/23
Jul/24

	Enhanced Fixed Income Fund - $10893	Bloomberg Global Aggregate Index (USD) - $10128	50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index - $11268	ICE BofA US High Yield Constrained Index (USD) - $11387	J.P. Morgan EMBI Global Diversified Index - $11145
Feb/23	$10000	$10000	$10000	$10000	$10000
Jul/23	$10042	$9833	$10232	$10255	$10208
Jul/24	$10893	$10128	$11268	$11387	$11145

How did the Fund perform in the last year?

The Fund is managed using a passive approach, and performed in line with its benchmark, the AMT TOEFI Risk Benchmark,—a 50%/50% blend of the ICE BofA US High Yield Index and the J.P. Morgan EMBI Global Diversified Index—for the 12-month period ending July 31, 2024.

During the first quarter of 2024, inflation proved to be stickier than expected, and the expectations for six interest-rate cuts from the Federal Reserve (Fed) were quickly priced out of the market. By the end of the reporting period, inflation moderated again, economic growth slowed, and the unemployment rate inched higher. Consequently, investors were optimistic that the Fed would begin to cut rates in September. The 10-year U.S. Treasury yield rose 12 basis points (0.12%) to 4.09% over the 12-month reporting period. The U.S. high-yield market, as measured by the ICE BofA US High Yield Constrained Index, returned 11.0% over the reporting period. High-yield spreads tightened from 381 to 325 to basis points during the 12-month period, and the yield to worst on the ICE BofA US High Yield Constrained Index declined to 7.72%. Fundamentals in the asset class have remained generally strong. However, the default rate has moved above 5%, which is higher than the five- and 10-year historical averages.

Hard-currency emerging-market debt, as measured by the J.P. Morgan EMBI Global Diversified Index, gained 9.2% during the reporting period, but lagged the 11.5% return of the global high-yield sector, as represented by the ICE BofA Global High Yield Index. Hard-currency performance was boosted by a generally strong global economy and attractive yields. Given the strength of the U.S. dollar, hard-currency debt outperformed local-currency issues. As the Fed potentially begins to cut interest rates in the U.S., hard- currency emerging-market debt has the potential to benefit from a total return perspective, while emerging-market sovereign bonds continue to be subject to significant geopolitical risk.

Average Annual Total Returns as of July 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Enhanced Fixed Income Fund	8.48%	5.89%
Bloomberg Global Aggregate Index (USD)Footnote Reference*	3.00%	0.85%
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index	10.12%	8.30%
ICE BofA US High Yield Constrained Index (USD)	11.04%	9.07%
J.P. Morgan EMBI Global Diversified Index	9.18%	7.52%
Footnote	Description
Footnote*	As of July 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Since its inception on February 1, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$43,749	3	$18	3%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.7%
Exchange Traded Funds	98.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Bloomberg Emerging Markets USD Bond ETF	49.4%
SPDR Portfolio High Yield Bond ETF	49.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Enhanced Fixed Income Fund

Adviser Managed Trust: AAEZX

Annual Shareholder Report - July 31, 2024

AAEZX-AR-24

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2024 and 2023 as follows:

		Fiscal Year 2024			Fiscal Year 2023
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$70,000	$0	N/A	$42,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$357,370	$0	$0	$347,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	See Item 4 (g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2024	Fiscal Year 2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2024 and 2023 were $357,370 and $347,000, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b)	No applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

July 31, 2024

ANNUAL FINANCIALS AND OTHER INFORMATION

❯	Diversified Equity Fund

❯	Enhanced Fixed Income Fund

❯	Core Fixed Income Fund

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	33
Statements of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	36
Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	52
Notice to Shareholders	53
Board of Trustees’ Considerations in Approving the Advisory and Sub-Advisory Agreements (Form N-CSR Item 11)	54

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission's website at: http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; (ii) on the Trust’s website at https://www.seic.com/mutual-fund-documentation/proxy-voting and (iii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 79.0%

Communication Services — 6.7%
Alphabet Inc, Cl A	31,649	$5,429
Alphabet Inc, Cl C	26,518	4,592
AT&T Inc	38,529	742
Charter Communications Inc, Cl A *	514	195
Comcast Corp, Cl A	20,896	862
Electronic Arts Inc	1,421	215
Fox Corp	2,156	80
Frontier Communications Parent *	1,469	43
IAC *	461	24
Interpublic Group of Cos Inc/The	2,087	67
Iridium Communications	745	21
Liberty Broadband Corp, Cl A *	105	7
Liberty Broadband Corp, Cl C *	594	40
Liberty Global *	947	19
Liberty Global, Cl A *	748	15
Liberty Media -Liberty Formula One, Cl A *	126	9
Liberty Media -Liberty Formula One, Cl C *	1,050	85
Liberty Media -Liberty Live, Cl A *	118	5
Liberty Media -Liberty Live, Cl C *	283	11
Liberty Media -Liberty SiriusXM *	928	21
Liberty Media -Liberty SiriusXM, Cl A *	450	10
Live Nation Entertainment Inc *	849	82
Madison Square Garden Sports *	112	23
Match Group *	1,503	57
Meta Platforms, Cl A	11,798	5,602
Netflix Inc *	2,301	1,446
New York Times, Cl A	864	46
News Corp, Cl A	2,047	57
News Corp, Cl B	710	20
Nexstar Media Group Inc, Cl A	168	31
Omnicom Group Inc	1,074	105
Paramount Global, Cl A	59	1
Paramount Global, Cl B	3,458	40
Pinterest, Cl A *	3,194	102
Playtika Holding	141	1
ROBLOX, Cl A *	2,799	116
Roku Inc, Cl A *	665	39
Sirius XM Holdings	3,708	13
Spotify Technology *	776	267
Take-Two Interactive Software Inc *	902	136
TKO Group Holdings, Cl A	342	37
T-Mobile US Inc	2,591	472
Trade Desk Inc/The, Cl A *	2,352	211
TripAdvisor Inc *	612	11
Trump Media & Technology Group *	321	9
Verizon Communications Inc	22,635	917
Walt Disney Co/The	9,866	924
Warner Bros Discovery *	12,031	104
ZoomInfo Technologies, Cl A *	1,580	18

		23,379

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 8.0%
ADT Inc	1,253	$10
Advance Auto Parts Inc	355	22
Airbnb, Cl A *	2,293	320
Amazon.com Inc *	50,030	9,355
Amer Sports *	708	8
Aramark	1,410	48
AutoNation Inc *	162	31
AutoZone Inc *	92	288
Bath & Body Works	1,234	45
Best Buy Co Inc	1,057	91
Booking Holdings Inc	183	680
BorgWarner Inc	1,239	44
Boyd Gaming Corp	378	23
Bright Horizons Family Solutions Inc *	345	41
Brunswick Corp/DE	369	30
Burlington Stores Inc *	350	91
Caesars Entertainment *	1,108	44
Capri Holdings Ltd *	655	22
CarMax Inc *	853	72
Carnival Corp *	5,409	90
Carter's Inc	224	14
Carvana Co, Cl A *	578	77
Cava Group *	415	35
Chipotle Mexican Grill, Cl A *	7,307	397
Choice Hotels International Inc	173	22
Churchill Downs Inc	382	55
Columbia Sportswear Co	216	18
Crocs *	308	41
Darden Restaurants Inc	658	96
Deckers Outdoor Corp *	143	132
Delphi Automotive PLC *	1,477	102
Dick's Sporting Goods Inc	323	70
Dillard's Inc, Cl A	17	7
Domino's Pizza Inc	190	81
DoorDash, Cl A *	1,851	205
DR Horton Inc	1,581	284
DraftKings, Cl A *	2,272	84
Duolingo, Cl A *	199	34
Dutch Bros, Cl A *	449	17
eBay Inc	2,674	149
Etsy Inc *	626	41
Expedia Group Inc *	661	84
Five Below Inc *	295	21
Floor & Decor Holdings Inc, Cl A *	562	55
Ford Motor Co	20,949	227
GameStop, Cl A *	1,610	37
Gap Inc/The	1,166	27
Garmin Ltd	837	143
General Motors Co	6,213	275
Gentex Corp	1,223	38
Genuine Parts Co	765	113
Grand Canyon Education *	184	29

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&R Block Inc	777	$45
Harley-Davidson Inc	635	24
Hasbro Inc	788	51
Hilton Worldwide Holdings Inc	1,311	281
Home Depot	5,336	1,965
Hyatt Hotels Corp, Cl A	218	32
Kohl's Corp	659	14
Las Vegas Sands Corp	2,008	80
Lear Corp	310	38
Leggett & Platt	798	11
Lennar Corp, Cl A	1,283	227
Lennar Corp, Cl B	44	7
Light & Wonder, Cl A *	428	46
Lithia Motors, Cl A	145	40
LKQ Corp	1,443	60
Lowe's	3,073	754
Lucid Group *	4,461	16
Lululemon Athletica Inc *	611	158
Macy's Inc	1,616	28
Marriott International Inc/MD, Cl A	1,254	285
Marriott Vacations Worldwide Corp	224	19
Mattel Inc *	1,697	33
McDonald's	3,871	1,027
MGM Resorts International *	1,253	54
Mohawk Industries Inc *	315	51
Murphy USA Inc	104	53
Newell Brands	2,264	19
NIKE Inc, Cl B	6,549	490
Nordstrom Inc	671	15
Norwegian Cruise Line Holdings Ltd *	2,508	46
NVR Inc *	16	138
Ollie's Bargain Outlet Holdings Inc *	328	32
O'Reilly Automotive Inc *	313	353
Penn Entertainment *	926	18
Penske Automotive Group Inc	120	21
Planet Fitness, Cl A *	500	37
Polaris	330	27
Pool Corp	206	77
PulteGroup Inc	1,104	146
PVH Corp	321	33
QuantumScape, Cl A *	1,546	10
Ralph Lauren Corp, Cl A	203	36
RH *	69	20
Rivian Automotive, Cl A *	4,536	74
Ross Stores	1,753	251
Royal Caribbean Cruises Ltd *	1,281	201
Service Corp International/US	758	61
SharkNinja	315	24
Skechers USA, Cl A *	715	47
Starbucks	6,069	473
Stellantis	2,888	48
Tapestry Inc	1,229	49
Tempur Sealy International Inc	895	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tesla Inc *	14,961	$3,472
Texas Roadhouse Inc, Cl A	353	62
Thor Industries	310	33
TJX Cos Inc/The	6,080	687
Toll Brothers Inc	579	83
TopBuild Corp *	171	82
Tractor Supply	599	158
Travel + Leisure	418	19
Ulta Beauty Inc *	268	98
Under Armour Inc, Cl A *	1,130	8
Under Armour Inc, Cl C *	1,138	8
Vail Resorts Inc	221	40
Valvoline Inc *	729	34
VF	2,096	36
Wayfair Inc, Cl A *	473	26
Wendy's Co/The	1,023	17
Whirlpool Corp	320	33
Williams-Sonoma Inc	706	109
Wingstop Inc, Cl A	155	58
Wyndham Hotels & Resorts Inc	432	33
Wynn Resorts Ltd	560	46
YETI Holdings Inc *	517	21
Yum! Brands Inc	1,552	206

		27,926
Consumer Staples — 4.5%
Albertsons, Cl A	2,240	44
Altria Group Inc	9,203	451
Archer-Daniels-Midland Co	2,613	162
BellRing Brands *	594	30
BJ's Wholesale Club Holdings Inc *	714	63
Boston Beer Co Inc/The, Cl A *	57	16
Brown-Forman Corp, Cl A	273	12
Brown-Forman Corp, Cl B	991	45
Bunge Global	784	83
Campbell Soup Co	1,026	48
Casey's General Stores	201	78
Celsius Holdings Inc *	966	45
Church & Dwight Co Inc	1,334	131
Clorox Co/The	673	89
Coca-Cola	20,871	1,393
Coca-Cola Consolidated Inc	27	31
Colgate-Palmolive Co	4,349	431
Conagra Brands Inc	2,580	78
Constellation Brands Inc, Cl A	847	208
Costco Wholesale Corp	2,385	1,960
Coty Inc, Cl A *	2,107	21
Darling Ingredients Inc *	959	38
Dollar General Corp	1,213	146
Dollar Tree Inc *	1,141	119
elf Beauty Inc *	293	51
Estee Lauder Cos Inc/The, Cl A	1,273	127
Flowers Foods Inc	1,124	25
Freshpet Inc *	273	33

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Mills Inc	2,999	$201
Grocery Outlet Holding *	529	10
Haleon	8,928	40
Hershey Co/The	820	162
Hormel Foods Corp	1,523	49
Ingredion Inc	353	44
J M Smucker	557	66
Kellanova	1,410	82
Kenvue	9,509	176
Keurig Dr Pepper Inc	5,818	199
Kimberly-Clark	1,792	242
Kraft Heinz Co/The	4,397	155
Kroger	3,613	197
Lamb Weston Holdings Inc	790	47
Maplebear *	903	31
McCormick & Co Inc/MD	1,367	105
Molson Coors Beverage, Cl B	944	50
Mondelez International Inc, Cl A	7,172	490
Monster Beverage Corp *	4,082	210
Nestle SA	3,472	352
PepsiCo Inc	7,390	1,276
Performance Food Group *	827	57
Philip Morris International	8,349	962
Pilgrim's Pride Corp *	279	12
Post Holdings Inc *	256	28
Procter & Gamble Co/The	12,695	2,041
Reynolds Consumer Products	326	9
Seaboard Corp	2	7
Spectrum Brands Holdings Inc	136	12
Sysco Corp	2,645	203
Target Corp	2,474	372
Tyson Foods, Cl A	1,509	92
US Foods Holding Corp *	1,293	70
Walgreens Boots Alliance Inc	3,894	46
Walmart Inc	23,342	1,602

		15,655
Energy — 3.0%
Antero Midstream	2,016	29
Antero Resources Corp *	1,700	49
APA	1,949	61
Baker Hughes a GE Co, Cl A	5,299	205
BP PLC	21,961	129
Cheniere Energy	1,255	229
Chesapeake Energy	726	55
Chevron Corp	9,264	1,487
Chord Energy	341	59
Civitas Resources	291	20
ConocoPhillips	6,288	699
Coterra Energy	4,066	105
Devon Energy Corp	3,331	157
Diamondback Energy Inc	944	191
DT Midstream	486	37
EOG Resources	3,078	390

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EQT Corp	2,218	$77
Exxon Mobil Corp	24,153	2,864
Halliburton Co	4,668	162
Hess Corp	1,524	234
HF Sinclair	928	48
Kinder Morgan Inc/DE	10,312	218
Marathon Oil Corp	2,981	84
Marathon Petroleum Corp	1,880	333
Matador Resources	330	20
New Fortress Energy, Cl A	330	7
NOV	2,347	49
Occidental Petroleum Corp	3,388	206
ONEOK Inc	3,191	266
Ovintiv	1,472	68
Permian Resources, Cl A	2,524	39
Phillips 66	2,262	329
Range Resources Corp	1,194	37
Schlumberger Ltd	7,641	369
Shell	8,326	304
Southwestern Energy *	5,906	38
Targa Resources Corp	1,163	157
Tenaris	580	9
Texas Pacific Land	102	86
Valero Energy Corp	1,737	281
Viper Energy, Cl A	503	21
Weatherford International *	295	35
Williams	6,492	279

		10,522
Financials — 10.6%
Affiliated Managers Group	156	29
Affirm Holdings, Cl A *	1,326	38
Aflac Inc	3,051	291
AGNC Investment Corp ‡	4,094	41
Allstate Corp/The	1,438	246
Ally Financial Inc	1,457	66
American Express Co	3,047	771
American Financial Group Inc/OH	376	49
American International Group Inc	3,592	285
Ameriprise Financial Inc	533	229
Annaly Capital Management ‡	2,803	56
Aon, Cl A	1,048	344
Apollo Global Management	2,787	349
Arch Capital Group Ltd *	1,980	190
Ares Management, Cl A	932	143
Arthur J Gallagher & Co	1,152	327
Assurant Inc	284	50
Assured Guaranty Ltd	285	23
Axis Capital Holdings Ltd	467	35
Bank of America Corp	36,497	1,471
Bank of New York Mellon Corp/The	3,989	260
Bank OZK	561	26
Berkshire Hathaway Inc, Cl B *	9,854	4,321
BlackRock Inc, Cl A	792	694

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blackstone Group	3,822	$543
Block, Cl A *	2,951	183
Blue Owl Capital, Cl A	2,530	48
BOK Financial Corp	96	10
Brighthouse Financial Inc *	406	20
Brown & Brown Inc	1,291	128
Capital One Financial Corp	2,021	306
Carlyle Group	1,241	62
Cboe Global Markets Inc	573	105
Charles Schwab Corp/The	7,988	521
Chubb	2,169	598
Cincinnati Financial Corp	835	109
Citigroup	10,282	667
Citizens Financial Group Inc	2,527	108
CME Group Inc, Cl A	1,923	372
CNA Financial Corp	164	8
Coinbase Global, Cl A *	1,052	236
Columbia Banking System Inc	1,242	32
Comerica	783	43
Commerce Bancshares Inc/MO	642	42
Corebridge Financial	1,386	41
Corpay *	363	106
Credit Acceptance Corp *	40	23
Cullen/Frost Bankers Inc	350	41
Discover Financial Services	1,381	199
East West Bancorp	757	67
Equitable Holdings	1,693	74
Euronet Worldwide Inc *	218	22
Evercore Inc, Cl A	187	47
Everest Group	233	92
Eversource Energy	1,899	123
FactSet Research Systems Inc	209	86
Fidelity National Financial Inc	1,405	78
Fidelity National Information Services Inc	2,991	230
Fifth Third Bancorp	3,707	157
First American Financial	605	37
First Citizens BancShares, Cl A	62	129
First Hawaiian Inc	766	19
First Horizon National Corp	3,173	53
Fiserv Inc *	3,120	510
FNB Corp/PA	2,146	33
Franklin Resources Inc	1,535	35
Global Payments	1,344	137
Globe Life	474	44
Goldman Sachs Group Inc/The	1,693	862
Hanover Insurance Group Inc/The	212	29
Hartford Financial Services Group Inc/The	1,634	181
Houlihan Lokey Inc, Cl A	297	45
Huntington Bancshares Inc/OH	7,834	117
Interactive Brokers Group, Cl A	559	67
Intercontinental Exchange Inc	3,042	461
Invesco Ltd	1,930	33
Jack Henry & Associates	394	68

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Janus Henderson Group	620	$23
Jefferies Financial Group	968	57
JPMorgan Chase & Co	15,427	3,283
Kemper Corp	381	24
KeyCorp	5,048	81
Kinsale Capital Group Inc	117	53
KKR	3,604	445
Lazard, Cl A	655	32
Lincoln National	1,017	34
Loews	992	79
LPL Financial Holdings Inc	410	91
M&T Bank Corp	903	155
Markel Group *	67	110
MarketAxess Holdings Inc	200	45
Marsh & McLennan Cos Inc	2,643	588
Mastercard Inc, Cl A	4,446	2,062
MetLife	3,174	244
MGIC Investment Corp	1,437	36
Moody's Corp	845	386
Morgan Stanley	6,227	643
Morningstar Inc	149	47
MSCI Inc, Cl A	421	228
Nasdaq Inc	1,955	132
Northern Trust Corp	1,114	99
Old Republic International Corp	1,398	48
OneMain Holdings, Cl A	688	36
PayPal Holdings *	5,589	368
Pinnacle Financial Partners Inc	449	43
PNC Financial Services Group Inc/The	2,123	384
Primerica Inc	190	48
Principal Financial Group Inc	1,317	107
Progressive Corp/The	3,136	671
Prosperity Bancshares Inc	525	38
Prudential Financial Inc	1,914	240
Raymond James Financial Inc	1,032	120
Regions Financial Corp	5,115	114
Reinsurance Group of America Inc, Cl A	359	81
Rithm Capital ‡	2,596	30
RLI Corp	240	36
Robinhood Markets, Cl A *	3,353	69
Rocket, Cl A *	680	11
Ryan Specialty Holdings, Cl A	547	34
S&P Global Inc	1,680	814
Shift4 Payments, Cl A *	303	21
SLM Corp	1,296	29
SoFi Technologies *	5,492	41
Starwood Property Trust Inc ‡	1,751	35
State Street Corp	1,683	143
Stifel Financial Corp	529	47
Swiss Re AG	388	48
Synchrony Financial	2,238	114
Synovus Financial Corp	863	40
T Rowe Price Group	1,205	138

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TFS Financial Corp	300	$4
Toast, Cl A *	2,506	66
TPG, Cl A	383	20
Tradeweb Markets, Cl A	620	69
Travelers Cos Inc/The	1,251	271
Truist Financial	7,283	325
Unum Group	1,056	61
US Bancorp	8,337	374
UWM Holdings	556	5
Virtu Financial Inc, Cl A	566	15
Visa Inc, Cl A	8,477	2,252
Voya Financial Inc	584	42
Webster Financial Corp	918	46
Wells Fargo & Co	18,830	1,117
Western Alliance Bancorp	542	44
Western Union Co/The	1,821	22
WEX Inc *	241	44
White Mountains Insurance Group Ltd	15	27
Willis Towers Watson PLC	565	159
Wintrust Financial Corp	359	39
WR Berkley Corp	1,629	90
Zions Bancorp NA	779	40

		36,778
Health Care — 9.4%
10X Genomics, Cl A *	552	11
Abbott Laboratories	9,291	984
AbbVie Inc	9,528	1,766
Acadia Healthcare Co Inc *	534	35
Agilent Technologies Inc	1,602	227
Align Technology Inc *	392	91
Alnylam Pharmaceuticals Inc *	694	165
Amedisys Inc *	192	19
Amgen Inc	2,881	958
Apellis Pharmaceuticals Inc *	596	24
Avantor *	3,663	98
Azenta *	260	16
Baxter International Inc	2,756	99
Becton Dickinson	1,545	372
Biogen Inc *	790	168
BioMarin Pharmaceutical Inc *	1,018	86
Bio-Rad Laboratories Inc, Cl A *	109	37
Bio-Techne Corp	840	69
Boston Scientific Corp *	7,877	582
Bristol-Myers Squibb	10,862	517
Bruker Corp	568	39
Cardinal Health	1,348	136
Catalent Inc *	966	57
Cencora, Cl A	893	212
Centene Corp *	2,927	225
Cerevel Therapeutics Holdings *	257	12
Certara *	697	11
Charles River Laboratories International Inc *	274	67

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chemed Corp	79	$45
Cigna Group	1,493	521
Cooper	1,060	99
CSL	632	128
CVS Health	6,749	407
Danaher Corp	3,555	985
DaVita Inc *	252	34
DENTSPLY SIRONA Inc	1,131	31
Dexcom *	2,123	144
Doximity, Cl A *	670	19
Edwards Lifesciences Corp *	3,188	201
Elanco Animal Health Inc *	2,670	35
Elevance Health	1,247	663
Eli Lilly	4,579	3,683
Encompass Health Corp	533	50
Enovis *	304	14
Envista Holdings *	976	17
Exact Sciences *	966	44
Exelixis Inc *	1,678	39
Fortrea Holdings *	531	15
GE HealthCare Technologies	2,334	198
Gilead Sciences Inc	6,685	508
Globus Medical Inc, Cl A *	565	41
GRAIL *	144	2
GSK	5,392	105
HCA Healthcare Inc	1,033	375
Henry Schein Inc *	702	50
Hologic Inc *	1,209	99
Humana	658	238
IDEXX Laboratories *	452	215
Illumina Inc *	863	106
Incyte *	996	65
Inspire Medical Systems Inc *	172	24
Insulet Corp *	376	73
Intra-Cellular Therapies Inc, Cl A *	529	42
Intuitive Surgical Inc *	1,897	843
Ionis Pharmaceuticals Inc *	847	42
IQVIA Holdings Inc *	958	236
Jazz Pharmaceuticals PLC *	302	33
Johnson & Johnson	12,977	2,048
Labcorp Holdings	462	100
Masimo *	244	26
McKesson Corp	703	434
Medpace Holdings *	122	47
Medtronic PLC	7,126	572
Merck & Co Inc	13,638	1,543
Mettler-Toledo International Inc *	112	170
Moderna Inc *	1,718	205
Molina Healthcare Inc *	315	107
Natera *	586	60
Neurocrine Biosciences Inc *	524	74
Organon	1,524	33
Penumbra Inc *	214	36

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Perrigo PLC	805	$23
Pfizer Inc	30,451	930
Premier Inc, Cl A	706	15
QIAGEN	1,503	67
Quest Diagnostics Inc	608	86
QuidelOrtho *	292	11
R1 RCM *	914	12
Regeneron Pharmaceuticals Inc *	560	604
Repligen Corp *	299	50
ResMed	804	171
Revvity	672	84
Roche Holding	43	15
Roche Holding AG	912	296
Roivant Sciences *	2,081	23
Royalty Pharma, Cl A	2,005	56
Sanofi	1,479	153
Sarepta Therapeutics *	473	67
Solventum *	756	44
Sotera Health *	593	8
STERIS PLC	541	129
Stryker Corp	1,941	636
Teleflex Inc	254	56
Tenet Healthcare Corp *	522	78
Thermo Fisher Scientific	2,052	1,259
Ultragenyx Pharmaceutical Inc *	400	18
United Therapeutics Corp *	243	76
UnitedHealth Group Inc	4,949	2,851
Universal Health Services Inc, Cl B	310	66
Veeva Systems Inc, Cl A *	793	152
Vertex Pharmaceuticals Inc *	1,387	688
Viatris, Cl W	6,487	78
Viking Therapeutics Inc *	580	33
Waters Corp *	317	107
West Pharmaceutical Services Inc	382	117
Zimmer Biomet Holdings Inc	1,148	128
Zoetis Inc, Cl A	2,448	441

		32,635
Industrials — 7.4%
3M	3,022	385
A O Smith	616	52
AAON Inc	311	28
Acuity Brands Inc	167	42
Advanced Drainage Systems	354	63
AECOM	700	63
AGCO	372	35
Air Lease Corp, Cl A	623	31
Alaska Air Group Inc *	750	28
Allegion PLC	474	65
Allison Transmission Holdings Inc	459	41
American Airlines Group Inc *	3,490	37
AMETEK Inc	1,261	219
API Group *	991	38
Armstrong World Industries Inc	234	31

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Automatic Data Processing Inc	2,203	$579
Avis Budget Group Inc	122	12
Axon Enterprise Inc *	390	117
AZEK, Cl A *	744	33
Boeing *	3,141	599
Booz Allen Hamilton Holding, Cl A	697	100
Broadridge Financial Solutions Inc	640	137
Builders FirstSource Inc *	671	112
BWX Technologies Inc, Cl W	478	48
CACI International Inc, Cl A *	125	58
Carlisle Cos Inc	263	110
Carrier Global	4,573	311
Caterpillar Inc	2,626	909
CH Robinson Worldwide Inc	619	55
Cintas Corp	462	353
Clarivate *	2,830	19
Clean Harbors Inc *	272	65
CNH Industrial	4,439	47
Comfort Systems USA Inc	181	60
Concentrix	255	18
Copart *	4,706	246
Core & Main, Cl A *	840	45
Crane	282	45
CSX Corp	10,445	367
Cummins Inc	726	212
Curtiss-Wright Corp	205	60
Dayforce *	794	47
Deere	1,365	508
Delta Air Lines Inc	3,552	153
Donaldson Co Inc	648	48
Dover Corp	761	140
Dun & Bradstreet Holdings	1,507	16
Eaton Corp PLC	2,142	653
EMCOR Group Inc	250	94
Emerson Electric	3,054	358
Equifax Inc	667	186
Esab	340	35
Expeditors International of Washington Inc	760	95
Experian PLC	1,203	57
Fastenal Co	3,131	222
FedEx Corp	1,210	366
Ferguson	1,076	240
Ferrovial	654	26
Flowserve Corp	781	39
Fortive Corp	1,958	141
Fortune Brands Innovations	681	55
FTI Consulting Inc *	202	44
Gates Industrial Corp PLC *	1,063	20
GE Vernova *	1,452	259
Generac Holdings *	300	47
General Dynamics Corp	1,461	436
General Electric	5,847	995
Genpact Ltd	1,070	37

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Graco Inc	907	$77
GXO Logistics *	683	38
Hayward Holdings *	795	12
HEICO Corp	235	57
HEICO Corp, Cl A	422	80
Hexcel Corp	502	33
Honeywell International Inc	3,498	716
Howmet Aerospace	2,069	198
Hubbell Inc, Cl B	281	111
Huntington Ingalls Industries Inc	211	59
IDEX	411	86
Illinois Tool Works Inc	1,605	397
Ingersoll Rand	2,145	215
ITT Inc	445	63
Jacobs Solutions	684	100
JB Hunt Transport Services Inc	470	81
Johnson Controls International plc	3,728	267
KBR Inc	715	48
Kirby Corp *	290	36
Knight-Swift Transportation Holdings Inc, Cl A	838	46
L3Harris Technologies	1,008	229
Landstar System Inc	214	41
Leidos Holdings Inc	741	107
Lennox International Inc	173	101
Lincoln Electric Holdings Inc	302	62
Lockheed Martin Corp	1,144	620
Lyft, Cl A *	1,955	24
ManpowerGroup Inc	301	23
Masco Corp	1,221	95
MasTec *	365	40
MDU Resources Group	1,211	33
Middleby Corp/The *	284	38
MSA Safety Inc	221	42
MSC Industrial Direct Co Inc, Cl A	277	25
Nordson Corp	310	78
Norfolk Southern	1,205	301
Northrop Grumman Corp	746	361
nVent Electric PLC	886	64
Old Dominion Freight Line Inc	1,082	227
Oshkosh Corp	338	37
Otis Worldwide	2,148	203
Owens Corning	480	89
PACCAR Inc	2,816	278
Parker-Hannifin Corp	684	384
Parsons *	252	23
Paychex Inc	1,710	219
Paycom Software Inc	278	46
Paycor HCM *	364	4
Paylocity Holding Corp *	241	36
Pentair PLC	887	78
Quanta Services Inc	796	211
RBC Bearings Inc *	144	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regal Rexnord	350	$56
Republic Services Inc, Cl A	1,092	212
Robert Half	554	36
Rockwell Automation Inc	630	176
Rollins Inc	1,379	66
RTX	7,136	838
Ryder System Inc	251	35
Saia Inc *	144	60
Schneider Electric SE	707	170
Schneider National Inc, Cl B	324	9
Science Applications International	310	39
Sensata Technologies Holding PLC	907	35
Simpson Manufacturing Co Inc	150	29
SiteOne Landscape Supply *	267	39
Snap-on	279	80
Southwest Airlines Co	3,236	87
Spirit AeroSystems Holdings Inc, Cl A *	626	23
SS&C Technologies Holdings	1,178	86
Stanley Black & Decker Inc	831	88
Stericycle Inc *	550	32
Tetra Tech	278	59
Textron Inc	1,063	99
Timken Co/The	367	32
Toro	560	54
Trane Technologies	1,211	405
TransDigm Group	294	380
TransUnion	1,047	94
Trex Co Inc *	584	49
Uber Technologies *	10,901	703
U-Haul Holding *	54	4
U-Haul Holding, Cl B	601	38
Union Pacific Corp	3,275	808
United Continental Holdings Inc *	1,769	80
United Parcel Service Inc, Cl B	3,908	509
United Rentals Inc	354	268
Valmont Industries Inc	107	32
Veralto	1,195	127
Verisk Analytics, Cl A	782	205
Vertiv Holdings, Cl A	1,896	149
Vestis	705	9
Waste Management Inc	2,148	435
Watsco Inc	180	88
WESCO International Inc	237	41
Westinghouse Air Brake Technologies	973	157
WillScot Holdings *	972	40
Woodward	320	50
WW Grainger Inc	231	226
XPO *	613	70
Xylem Inc/NY	1,297	173

		25,653
Information Technology — 23.6%
Accenture PLC, Cl A	3,372	1,115
Adobe Inc *	2,408	1,328

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Advanced Micro Devices Inc *	8,654	$1,250
Akamai Technologies Inc *	813	80
Amdocs Ltd	633	55
Amkor Technology	320	10
Amphenol Corp, Cl A	6,320	406
Analog Devices Inc	2,657	615
ANSYS Inc *	475	149
Appfolio, Cl A *	101	22
Apple	78,300	17,389
Applied Materials Inc	4,469	948
AppLovin, Cl A *	1,441	111
Arista Networks Inc *	1,391	482
Arrow Electronics Inc *	295	37
Aspen Technology *	162	30
Astera Labs *	180	8
Atlassian, Cl A *	850	150
Autodesk Inc *	1,180	292
Avnet Inc	545	29
Bentley Systems, Cl B	698	34
BILL Holdings *	593	30
Broadcom Inc	24,478	3,933
Cadence Design Systems Inc *	1,458	390
CCC Intelligent Solutions Holdings *	2,085	21
CDW Corp/DE	711	155
Ciena Corp *	744	39
Cirrus Logic Inc *	269	35
Cisco Systems Inc	21,785	1,055
Cloudflare, Cl A *	1,652	128
Cognex Corp	871	43
Cognizant Technology Solutions Corp, Cl A	2,644	200
Coherent *	711	50
Confluent, Cl A *	1,106	28
Corning	4,154	166
Crane NXT	282	18
Crowdstrike Holdings, Cl A *	1,184	275
CyberArk Software *	50	13
Datadog, Cl A *	1,560	182
Dell Technologies Inc, Cl C	1,351	154
DocuSign, Cl A *	1,096	61
Dolby Laboratories Inc, Cl A	355	28
DoubleVerify Holdings *	748	16
Dropbox, Cl A *	1,509	36
DXC Technology Co *	977	20
Dynatrace *	1,482	65
Elastic *	464	51
Enphase Energy Inc *	722	83
Entegris Inc	813	96
EPAM Systems Inc *	302	65
F5 *	319	65
Fair Isaac Corp *	128	205
First Solar *	578	125
Five9 *	420	19
Fortinet Inc *	3,352	195

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gartner Inc *	400	$200
Gen Digital	3,001	78
Gitlab, Cl A *	525	27
GLOBALFOUNDRIES *	470	24
Globant *	222	43
GoDaddy Inc, Cl A *	742	108
Guidewire Software Inc *	439	66
HashiCorp, Cl A *	555	19
Hewlett Packard Enterprise Co	6,854	136
HP Inc	5,391	195
HubSpot Inc *	260	129
Informatica, Cl A *	221	5
Intel Corp	22,873	703
International Business Machines Corp	4,927	947
Intuit Inc	1,467	950
IPG Photonics Corp *	175	14
Jabil Inc	633	71
Juniper Networks Inc	1,722	65
Keysight Technologies *	970	135
KLA	722	594
Kyndryl Holdings *	1,225	33
Lam Research Corp	701	646
Lattice Semiconductor Corp *	733	39
Littelfuse Inc	145	39
Lumentum Holdings *	408	21
MACOM Technology Solutions Holdings Inc *	189	19
Manhattan Associates Inc *	330	84
Marvell Technology	4,574	306
Microchip Technology Inc	2,825	251
Micron Technology Inc	5,914	649
Microsoft Corp	40,057	16,758
MicroStrategy Inc, Cl A *	86	139
MKS Instruments Inc	360	45
Monday.com *	37	9
MongoDB, Cl A *	378	95
Monolithic Power Systems Inc	254	219
Motorola Solutions Inc	881	351
nCino *	418	14
NetApp Inc	1,148	146
Nutanix Inc, Cl A *	1,377	70
NVIDIA Corp	128,094	14,990
Okta, Cl A *	828	78
ON Semiconductor Corp *	2,361	185
Onto Innovation *	242	46
Oracle Corp	8,442	1,177
Palantir Technologies, Cl A *	10,739	289
Palo Alto Networks Inc *	1,650	536
Pegasystems Inc	248	17
Procore Technologies *	426	30
PTC Inc *	625	111
Pure Storage Inc, Cl A *	1,562	94
Qorvo Inc *	528	63
QUALCOMM Inc	6,001	1,086

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RingCentral, Cl A *	511	$18
Roper Technologies	581	317
Salesforce	5,040	1,304
SentinelOne, Cl A *	1,330	30
ServiceNow Inc *	1,102	897
Skyworks Solutions Inc	865	98
Smartsheet, Cl A *	762	37
Snowflake, Cl A *	1,728	225
Super Micro Computer *	273	192
Synopsys Inc *	815	455
TD SYNNEX	375	45
Teledyne Technologies *	254	107
Teradata Corp *	614	20
Teradyne Inc	838	110
Texas Instruments Inc	4,889	996
Trimble Inc *	1,334	73
Twilio, Cl A *	985	58
Tyler Technologies Inc *	227	129
Ubiquiti	25	5
UiPath, Cl A *	2,260	28
Unity Software *	1,718	28
Universal Display Corp	267	59
VeriSign Inc *	483	90
Vontier	762	30
Western Digital Corp *	1,765	118
Wolfspeed *	738	14
Workday Inc, Cl A *	1,103	251
Zebra Technologies Corp, Cl A *	275	97
Zoom Video Communications, Cl A *	1,384	84
Zscaler Inc *	483	87

		81,731
Materials — 2.0%
Air Products & Chemicals Inc	1,185	313
Albemarle Corp	635	60
Alcoa Corp	1,060	35
Amcor	7,813	82
AptarGroup Inc	351	52
Ashland	264	26
ATI *	540	37
Avery Dennison	439	95
Axalta Coating Systems Ltd *	1,186	42
Ball	1,676	107
Berry Global Group Inc	689	45
Celanese Corp, Cl A	536	76
CF Industries Holdings Inc	1,045	80
Chemours Co/The	883	21
Cleveland-Cliffs Inc *	2,676	41
Corteva	3,717	209
CRH	3,666	314
Crown Holdings Inc	571	51
Dow Inc	3,739	204
DuPont de Nemours	2,218	186
Eagle Materials Inc	184	50

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eastman Chemical Co	639	$66
Ecolab Inc	1,364	315
Element Solutions Inc	1,352	36
FMC Corp	650	38
Freeport-McMoRan	7,649	347
Graphic Packaging Holding Co	1,630	49
Holcim	681	64
Huntsman Corp	973	23
International Flavors & Fragrances Inc	1,392	138
International Paper Co	1,876	87
James Hardie Industries PLC *	582	21
Linde	2,582	1,171
Louisiana-Pacific Corp	366	36
LyondellBasell Industries NV, Cl A	1,413	141
Martin Marietta Materials	325	193
Mosaic Co/The	1,718	51
MP Materials *	544	7
NewMarket Corp	34	19
Newmont	6,159	302
Nucor Corp	1,298	212
Olin Corp	618	28
Packaging Corp of America	480	96
PPG Industries Inc	1,286	163
Reliance	314	96
Royal Gold Inc	334	46
RPM International Inc	690	84
Scotts Miracle-Gro Co/The, Cl A	242	19
Sealed Air Corp	874	33
Sherwin-Williams Co/The	1,255	440
Silgan Holdings	504	26
Smurfit WestRock	1,370	61
Sonoco Products Co	583	31
Steel Dynamics	779	104
United States Steel Corp	1,195	49
Vulcan Materials	733	201
Westlake	198	29

		6,948
Real Estate — 2.0%
Agree Realty Corp ‡	532	37
Alexandria Real Estate Equities Inc ‡	960	113
American Homes 4 Rent, Cl A ‡	1,801	65
American Tower, Cl A ‡	2,502	551
Americold Realty Trust ‡	1,612	48
AvalonBay Communities Inc ‡	775	159
Brixmor Property Group Inc ‡	1,501	38
BXP ‡	847	60
Camden Property Trust ‡	560	62
CBRE Group Inc, Cl A *	1,661	187
CoStar Group Inc *	2,238	175
Cousins Properties ‡	906	25
Crown Castle ‡	2,375	261
CubeSmart ‡	1,206	57
Digital Realty Trust Inc ‡	1,733	259

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EastGroup Properties Inc ‡	247	$46
EPR Properties ‡	444	20
Equinix Inc ‡	507	401
Equity LifeStyle Properties Inc ‡	961	66
Equity Residential ‡	2,036	142
Essex Property Trust Inc ‡	334	93
Extra Space Storage Inc ‡	1,145	183
Federal Realty Investment Trust ‡	481	54
First Industrial Realty Trust Inc ‡	660	36
Gaming and Leisure Properties Inc ‡	1,464	73
Healthcare Realty Trust, Cl A ‡	2,273	40
Healthpeak Properties ‡	3,818	83
Highwoods Properties Inc ‡	623	19
Host Hotels & Resorts Inc ‡	3,836	67
Howard Hughes Holdings *	200	15
Invitation Homes Inc ‡	3,333	118
Iron Mountain ‡	1,578	162
Jones Lang LaSalle Inc *	254	64
Kilroy Realty Corp ‡	697	26
Kimco Realty ‡	3,622	79
Lamar Advertising Co, Cl A ‡	467	56
Medical Properties Trust Inc ‡	3,561	17
Mid-America Apartment Communities ‡	631	88
National Storage Affiliates Trust ‡	324	14
NNN ‡	976	44
Omega Healthcare Investors Inc ‡	1,409	51
Park Hotels & Resorts ‡	1,336	20
Prologis Inc ‡	4,955	625
Public Storage	860	254
Rayonier Inc ‡	874	26
Realty Income Corp ‡	4,609	265
Regency Centers Corp ‡	976	66
Rexford Industrial Realty ‡	1,172	59
SBA Communications Corp, Cl A ‡	587	129
Simon Property Group Inc	1,724	265
STAG Industrial Inc ‡	1,073	44
Sun Communities Inc ‡	668	85
UDR Inc ‡	1,776	71
Ventas Inc ‡	2,177	118
VICI Properties Inc, Cl A ‡	5,663	177
Vornado Realty Trust ‡	1,058	32
Welltower ‡	3,091	344
Weyerhaeuser Co ‡	4,001	127
WP Carey Inc ‡	1,150	66
Zillow Group Inc, Cl A *	338	16
Zillow Group Inc, Cl C *	829	40

		6,983
Utilities — 1.8%
AES Corp/VA	3,610	64
Alliant Energy Corp	1,360	76
Ameren Corp	1,426	113
American Electric Power Co Inc	2,811	276
American Water Works	1,065	152

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atmos Energy Corp	788	$101
Avangrid Inc	425	15
Brookfield Renewable, Cl A	766	22
CenterPoint Energy	3,436	95
Clearway Energy Inc, Cl A	208	5
Clearway Energy Inc, Cl C	489	13
CMS Energy Corp	1,582	103
Consolidated Edison Inc	1,900	185
Constellation Energy	1,682	319
Dominion Energy Inc	4,460	238
DTE Energy	1,124	136
Duke Energy	4,131	451
Edison International	2,066	165
Entergy Corp	1,155	134
Essential Utilities	1,388	56
Evergy Inc	1,203	70
Exelon Corp	5,505	205
FirstEnergy Corp	2,970	124
IDACORP Inc, Cl Rights	302	30
National Fuel Gas	526	31
NextEra Energy	11,039	843
NiSource Inc	2,231	70
NRG Energy Inc	1,115	84
OGE Energy	1,002	39
PG&E	11,162	204
Pinnacle West Capital Corp	578	49
PPL Corp	4,023	120
Public Service Enterprise Group	2,721	217
Sempra	3,458	277
Southern Co/The	5,865	490
UGI Corp	1,255	31
Vistra	1,819	144
WEC Energy Group	1,725	148
Xcel Energy Inc	3,018	176

		6,071
Total Common Stock
(Cost $208,113) ($ Thousands)		274,281

FOREIGN COMMON STOCK — 6.0%

Australia — 0.5%
Communication Services — 0.0%
CAR Group	446	10
REA Group	74	10
SEEK Ltd	450	6
Telstra Group	5,435	14

		40

Consumer Discretionary — 0.0%
Aristocrat Leisure Ltd	729	26
Lottery	2,732	9

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Wesfarmers Ltd	1,472	$71

		106

Consumer Staples — 0.0%
Coles Group Ltd	1,744	21
Endeavour Group	2,090	7
Treasury Wine Estates Ltd	1,111	9
Woolworths Group Ltd	1,592	36

		73

Energy — 0.0%
Ampol	293	6
Santos Ltd	4,293	22
Woodside Energy Group	2,442	44

		72

Financials — 0.3%
ANZ Group Holdings	3,895	74
ASX Ltd	264	11
Commonwealth Bank of Australia	2,175	195
Insurance Australia Group	3,026	15
Macquarie Group Ltd	474	65
Medibank Pvt Ltd	3,381	9
National Australia Bank Ltd	4,022	101
QBE Insurance Group Ltd	1,945	23
Suncorp Group Ltd	1,655	19
Westpac Banking	4,517	88

		600

Health Care — 0.0%
Cochlear Ltd	83	19
Pro Medicus	75	7
Ramsay Health Care	227	7
Sonic Healthcare	561	10

		43

Industrials — 0.0%
Aurizon Holdings Ltd	2,260	5
Brambles Ltd	1,820	18
Computershare Ltd	667	12
Qantas Airways *	1,135	5
Reece	278	5
Seven Group Holdings	256	7
Transurban Group	3,965	34
Washington H Soul Pattinson & Co Ltd	318	7

		93

Information Technology — 0.0%
WiseTech Global	220	14

Materials — 0.2%
BHP Group	6,594	182

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
BlueScope Steel Ltd	570	$8
Fortescue	2,202	27
Glencore PLC	13,491	74
Mineral Resources	222	8
Northern Star Resources	1,537	14
Orica	645	8
Pilbara Minerals	3,561	7
Rio Tinto Ltd	509	39
Rio Tinto PLC	1,449	94
South32	6,053	12

		473

Real Estate — 0.0%
Dexus ‡	1,320	6
Goodman Group ‡	2,242	51
GPT Group ‡	2,352	7
Mirvac Group ‡	4,844	7
Scentre Group ‡	6,889	16
Stockland ‡	2,931	9
Vicinity ‡	5,543	8

		104

Utilities — 0.0%
APA Group	1,858	10
Origin Energy Ltd	2,297	16

		26

		1,644

Austria — 0.0%
Energy — 0.0%
OMV	181	7

Financials — 0.0%
Erste Group Bank AG	422	22

Materials — 0.0%
Mondi	542	10
voestalpine AG	142	4

		14

Utilities — 0.0%
Verbund AG	84	7

		50

Belgium — 0.1%
Consumer Discretionary — 0.0%
Ageas	198	9
D'ieteren Group	31	7

		16

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Consumer Staples — 0.1%
Anheuser-Busch InBev SA/NV	1,163	$69
Lotus Bakeries	1	11

		80

Financials — 0.0%
Groupe Bruxelles Lambert SA	122	9
KBC Group NV	322	25
Sofina	19	5

		39

Health Care — 0.0%
UCB SA	163	27

Materials — 0.0%
Syensqo	91	8
Umicore SA	257	4

		12

Real Estate — 0.0%
Warehouses De Pauw CVA ‡	219	6

Utilities — 0.0%
Elia Group	41	4

		184

Bermuda — 0.0%
Financials — 0.0%
RenaissanceRe Holdings Ltd	295	68

Brazil — 0.1%
Financials — 0.1%
NU Holdings, Cl A *	17,189	208
XP, Cl A	1,732	30

		238

Materials — 0.0%
Yara International ASA	203	6

		244

Burkina Faso — 0.0%
Materials — 0.0%
Endeavour Mining	259	6

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Canada — 0.0%
Industrials — 0.0%
RB Global	983	$78

Chile — 0.0%
Materials — 0.0%
Antofagasta PLC	521	14

China — 0.0%
Consumer Discretionary — 0.0%
Prosus	1,850	64

Consumer Staples — 0.0%
Wilmar International Ltd	2,400	6

Financials — 0.0%
BOC Hong Kong Holdings Ltd	4,500	13

Industrials — 0.0%
SITC International Holdings	2,000	5

Real Estate — 0.0%
Wharf Holdings Ltd/The	1,555	4

		92

Denmark — 0.2%
Consumer Discretionary — 0.0%
Pandora A/S	111	17

Consumer Staples — 0.0%
Carlsberg A/S, Cl B	120	15

Financials — 0.0%
Danske Bank A/S	884	27
Tryg A/S	442	10

		37

Health Care — 0.2%
Coloplast A/S, Cl B	177	23
Demant A/S *	136	5
Genmab A/S *	86	24
Novo Nordisk, Cl B	4,246	562

		614

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrials — 0.0%
AP Moller - Maersk A/S, Cl A	4	$6
AP Moller - Maersk A/S, Cl B	6	10
DSV	230	42
ROCKWOOL, Cl B	11	5
Vestas Wind Systems *	1,320	33

		96

Materials — 0.0%
Novonesis (Novozymes) B, Cl B	486	31

Utilities — 0.0%
Orsted A/S *	250	15

		825

Finland — 0.1%
Communication Services — 0.0%
Elisa	175	8

Consumer Staples — 0.0%
Kesko, Cl B	335	6

Energy — 0.0%
Neste Oyj	519	11

Financials — 0.1%
Nordea Bank Abp	4,061	48
Sampo, Cl A	589	26

		74

Health Care — 0.0%
Orion Oyj, Cl B	131	6

Industrials — 0.0%
Kone, Cl B	460	24
Metso	814	8
Wartsila Abp	652	13

		45

Information Technology — 0.0%
Nokia	6,928	27

Materials — 0.0%
Stora Enso, Cl R	755	9
UPM-Kymmene	693	23

		32

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Fortum	551	$8

		217

France — 0.6%
Communication Services — 0.0%
Bollore SA	1,087	7
Orange SA	2,449	27
Publicis Groupe	301	31
Vivendi SA	885	9

		74

Consumer Discretionary — 0.0%
Accor SA	259	10
Cie Generale des Etablissements Michelin SCA	890	35
Hermes International SCA	41	90
Kering	97	30
Klepierre SA ‡	264	8
La Francaise des Jeux SAEM	129	5
Renault SA	256	12
SEB SA	31	3
Sodexo SA	109	10

		203

Consumer Staples — 0.0%
Carrefour SA	729	11
Danone SA	822	53
Pernod Ricard SA	264	35
Remy Cointreau SA	29	2

		101

Energy — 0.1%
TotalEnergies	2,779	188

Financials — 0.1%
Amundi SA	75	5
AXA SA	2,344	82
BNP Paribas SA	1,364	94
Edenred	328	14
Eurazeo SE	53	4
LVMH Moet Hennessy Louis Vuitton	359	254
Societe Generale SA	936	24

		477

Health Care — 0.0%
BioMerieux	51	5
EssilorLuxottica SA	389	89
Ipsen	46	5

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sartorius Stedim Biotech	38	$8

		107

Industrials — 0.2%
Aeroports de Paris	44	6
Airbus SE	770	117
Alstom SA *	476	9
Bouygues SA	276	10
Bureau Veritas	401	13
Cie de Saint-Gobain	602	52
Credit Agricole SA	1,494	23
Dassault Aviation	31	6
Eiffage SA	102	10
Getlink SE	478	9
Legrand	340	37
Rexel SA	285	7
Safran SA	441	97
Teleperformance	73	9
Thales SA	131	21
Vinci SA	661	76

		502

Information Technology — 0.0%
Capgemini SE	201	40
Dassault Systemes	863	33

		73

Materials — 0.2%
Air Liquide	750	137
Arkema SA	74	7
L'Oreal SA	312	135

		279

Real Estate — 0.0%
Covivio ‡	73	4
Gecina SA ‡	56	6
Unibail-Rodamco-Westfield ‡	158	12

		22

Utilities — 0.0%
Engie SA	2,372	37
Veolia Environnement SA	871	27

		64

		2,090

Germany — 0.5%
Communication Services — 0.1%
CTS Eventim & KGaA	81	7
Deutsche Telekom AG	4,186	109
Scout24	98	8

		124

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Consumer Discretionary — 0.1%
adidas AG	209	$52
Allianz	509	144
Bayerische Motoren Werke	417	39
Continental AG	135	8
Mercedes-Benz Group	1,064	70
Puma SE	130	6
Volkswagen AG	36	4
Zalando *	275	7

		330

Consumer Staples — 0.0%
Beiersdorf AG	131	19
Henkel AG & Co KGaA	128	10

		29

Financials — 0.1%
Commerzbank AG	1,371	22
Deutsche Bank AG	2,537	40
Deutsche Boerse AG	249	51
Hannover Rueck SE	79	20
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	177	87
Talanx	87	7

		227

Health Care — 0.0%
Bayer	1,275	38
Carl Zeiss Meditec	49	3
Fresenius Medical Care AG & Co KGaA	278	11
Fresenius SE & Co KGaA *	554	20
Merck KGaA	168	30
Siemens Healthineers AG	365	20

		122

Industrials — 0.1%
Brenntag AG	190	14
Daimler Truck Holding	703	27
Deutsche Lufthansa AG	734	5
Deutsche Post	1,281	57
GEA Group AG	186	8
Knorr-Bremse	89	7
MTU Aero Engines AG	70	20
Rational	6	5
Rheinmetall	57	31
Siemens	989	181
Siemens Energy *	781	23

		378

Information Technology — 0.1%
Bechtle	101	4
Infineon Technologies	1,700	59
Nemetschek	71	7

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
SAP SE	1,358	$287

		357

Materials — 0.0%
BASF	1,161	54
Covestro *	237	14
Evonik Industries AG	334	7
Heidelberg Materials	178	19
Symrise, Cl A	173	22

		116

Real Estate — 0.0%
LEG Immobilien	91	8
Vonovia SE	954	29

		37

Utilities — 0.0%
E.ON SE	2,878	40
RWE AG	823	31

		71

		1,791

Hong Kong — 0.1%
Communication Services — 0.0%
HKT Trust & HKT Ltd	5,000	6

Consumer Staples — 0.0%
WH Group Ltd	10,000	7

Financials — 0.1%
AIA Group Ltd	14,600	98
Futu Holdings ADR *	100	6
Hang Seng Bank Ltd	1,000	12
Hong Kong Exchanges & Clearing Ltd	1,600	48
Prudential PLC	3,585	32

		196

Industrials — 0.0%
Jardine Matheson Holdings	200	7
MTR Corp Ltd	2,049	7
Techtronic Industries Co Ltd	2,000	26

		40

Real Estate — 0.0%
CK Asset Holdings Ltd	2,500	10
Henderson Land Development Co Ltd	2,000	6
Hongkong Land Holdings	1,400	4
Link ‡	3,420	14
Sino Land Co Ltd	6,150	6
Sun Hung Kai Properties Ltd	2,000	17
Swire Pacific Ltd, Cl A	500	4

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Swire Properties Ltd	1,400	$2
Wharf Real Estate Investment Co Ltd	2,000	5

		68

Utilities — 0.0%
CK Infrastructure Holdings Ltd	1,000	7
CLP Holdings	2,000	17
Hong Kong & China Gas	14,000	11
Power Assets Holdings	1,500	10

		45

		362

Ireland — 0.0%
Consumer Staples — 0.0%
Kerry Group PLC, Cl A	196	18

Financials — 0.0%
AIB Group PLC	2,100	12
Bank of Ireland Group PLC	1,314	15

		27

Industrials — 0.0%
AerCap Holdings NV	260	25
Kingspan Group PLC	203	19

		44

		89

Israel — 0.1%
Consumer Discretionary — 0.0%
Global-e Online, Cl E *	132	5

Financials — 0.0%
Bank Hapoalim BM	1,559	14
Bank Leumi Le-Israel	1,895	17
Israel Discount Bank, Cl A	1,519	8
Mizrahi Tefahot Bank Ltd	189	7

		46

Health Care — 0.1%
Teva Pharmaceutical Industries ADR *	1,500	26

Industrials — 0.0%
Elbit Systems Ltd	33	6

Information Technology — 0.0%
Check Point Software Technologies *	122	22
Nice Ltd *	78	14

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Wix.com Ltd *	100	$16

		52

Materials — 0.0%
ICL Group	1,265	5

Real Estate — 0.0%
Azrieli Group	52	3

		143

Italy — 0.2%
Communication Services — 0.0%
Infrastrutture Wireless Italiane	413	5
Telecom Italia *	12,233	3

		8

Consumer Discretionary — 0.0%
Ferrari	164	68
Moncler SpA	286	17

		85

Consumer Staples — 0.0%
Coca-Cola HBC AG	288	10
Davide Campari-Milano	785	7

		17

Energy — 0.0%
Eni SpA	2,924	47

Financials — 0.2%
Banco BPM	1,666	12
FinecoBank Banca Fineco	749	13
Intesa Sanpaolo SpA	18,896	77
Mediobanca Banca di Credito Finanziario	729	12
Nexi *	725	4
Poste Italiane	641	9
UniCredit SpA	1,976	81

		208

Health Care — 0.0%
Amplifon	153	5
DiaSorin	31	3
Recordati Industria Chimica e Farmaceutica	128	7

		15

Industrials — 0.0%
Assicurazioni Generali SpA	1,364	35
Leonardo SpA	504	12
Prysmian SpA	339	23

		70

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Enel SpA	10,534	$75
Snam SpA	2,476	12
Terna - Rete Elettrica Nazionale	1,727	14

		101

		551

Japan — 1.5%
Communication Services — 0.2%
Capcom	500	11
Dentsu Group	300	8
KDDI Corp	1,900	57
Konami Group	100	8
LY	3,300	8
Nexon Co Ltd	400	9
Nintendo Co Ltd	1,400	78
Nippon Telegraph & Telephone Corp	38,600	41
SoftBank	3,600	47
SoftBank Group Corp	1,300	79
Toho Co Ltd/Tokyo	100	4

		350

Consumer Discretionary — 0.2%
Aisin	200	7
Asics Corp	800	13
Bandai Namco Holdings Inc	800	17
Bridgestone Corp	700	29
Denso Corp	2,448	41
Fast Retailing	253	70
Honda Motor Co Ltd	5,900	65
Isuzu Motors Ltd	700	10
Koito Manufacturing Co Ltd	300	4
Mazda Motor	700	6
McDonald's Holdings Co Japan Ltd	100	4
Nissan Motor Co Ltd	3,100	10
Nitori Holdings Co Ltd	100	12
Oriental Land Co Ltd/Japan	1,400	40
Pan Pacific International Holdings Corp	500	13
Panasonic Holdings	3,000	25
Rakuten Group *	2,000	12
Sekisui Chemical Co Ltd	500	8
Sekisui House	800	20
Shimano Inc	100	18
Sony Group	1,600	144
Subaru Corp	800	16
Sumitomo Electric Industries	900	14
Suzuki Motor Corp	2,000	23
Toyota Motor Corp	13,800	270
Yamaha Motor Co Ltd	1,200	11
Zensho Holdings	100	4

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
ZOZO Inc	200	$6

		912

Consumer Staples — 0.0%
Aeon Co Ltd	900	21
Ajinomoto Co Inc	600	25
Asahi Group Holdings	600	22
Japan Tobacco Inc	1,500	44
Kao	600	26
Kikkoman Corp	1,000	13
Kirin Holdings Co Ltd	1,000	14
Kobe Bussan	200	5
MatsukiyoCocokara	500	8
MEIJI Holdings Co Ltd	300	8
Nissin Foods Holdings Co Ltd	300	9
Seven & i Holdings Co Ltd	2,900	35
Shiseido Co Ltd	500	16
Suntory Beverage & Food Ltd	200	7
Unicharm Corp	500	17
Yakult Honsha Co Ltd	400	8

		278

Energy — 0.0%
ENEOS Holdings	3,700	19
Idemitsu Kosan	1,200	8
Inpex	1,300	20

		47

Financials — 0.3%
Chiba Bank Ltd/The	700	7
Concordia Financial Group Ltd	1,300	8
Dai-ichi Life Holdings Inc	1,200	37
Daiwa Securities Group	1,800	15
Japan Exchange Group Inc	700	16
Japan Post Bank Co Ltd	1,800	19
Japan Post Holdings Co Ltd	2,600	28
Japan Post Insurance	200	4
Mitsubishi HC Capital	1,000	7
Mitsubishi UFJ Financial Group Inc	14,400	167
Mizuho Financial Group Inc	3,100	71
MS&AD Insurance Group Holdings Inc	1,700	40
Nomura Holdings Inc	3,900	24
ORIX	1,500	36
Resona Holdings Inc	2,700	20
SBI Holdings Inc/Japan	300	8
Shizuoka Financial Group	500	5
Sompo Holdings Inc	1,200	28
Sumitomo Mitsui Financial Group Inc	1,600	116
Sumitomo Mitsui Trust Holdings Inc	900	23
T&D Holdings	700	13
Tokio Marine Holdings Inc	2,400	96

		788

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Health Care — 0.1%
Astellas Pharma Inc	2,300	$27
Chugai Pharmaceutical Co Ltd	900	40
Daiichi Sankyo Co Ltd	2,400	98
Eisai Co Ltd	300	11
Hoya	439	55
Kyowa Hakko Kirin Co Ltd	300	6
M3 Inc	600	6
Olympus Corp	1,500	26
Ono Pharmaceutical Co Ltd	500	7
Otsuka Holdings	500	26
Shionogi & Co Ltd	300	13
Sysmex Corp	700	11
Takeda Pharmaceutical Co Ltd	2,000	57
Terumo Corp	1,800	32

		415

Industrials — 0.4%
AGC Inc/Japan	200	7
ANA Holdings Inc	200	4
Central Japan Railway Co	1,000	24
Dai Nippon Printing	300	10
Daifuku Co Ltd	400	7
Daikin Industries Ltd	349	51
East Japan Railway Co	1,200	23
FANUC	1,200	36
Fuji Electric Co Ltd	200	11
Hankyu Hanshin Holdings Inc	300	9
Hikari Tsushin Inc	39	7
Hitachi Construction Machinery Co Ltd	100	2
Hitachi Ltd	6,000	131
Hoshizaki	100	3
ITOCHU Corp	1,500	78
Japan Airlines	200	3
Kajima Corp	500	10
Kawasaki Kisen Kaisha	500	8
Keisei Electric Railway Co Ltd	200	6
Kintetsu Group Holdings Co Ltd	200	5
Komatsu Ltd	1,200	35
Kubota	1,300	19
Makita Corp	300	10
Marubeni Corp	1,900	36
MINEBEA MITSUMI Inc	500	12
Mitsubishi Corp	4,400	92
Mitsubishi Electric Corp	2,500	43
Mitsubishi Heavy Industries Ltd	4,200	51
Mitsui & Co Ltd	3,400	80
Mitsui OSK Lines Ltd	400	13
MonotaRO Co Ltd	300	4
NIDEC CORP	500	22
NIPPON EXPRESS HOLDINGS INC	100	5
Nippon Yusen	600	20
Obayashi Corp	800	11

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Recruit Holdings Co Ltd	1,900	$109
Secom	300	19
SG Holdings Co Ltd	400	4
SMC Corp/Japan	48	24
Sumitomo Corp	1,400	35
Taisei	200	9
Tokyu Corp	700	8
TOPPAN Holdings	300	8
TOTO Ltd	200	5
Toyota Industries Corp	200	17
Toyota Tsusho Corp	900	18
West Japan Railway Co	600	12
Yamato Holdings Co Ltd	300	4
Yaskawa Electric Corp	300	10

		1,170

Information Technology — 0.2%
Advantest	1,000	40
Allegro MicroSystems *	397	10
Brother Industries Ltd	300	6
Canon Inc	1,300	41
Disco Corp	110	36
FUJIFILM Holdings Corp	1,500	36
Fujitsu Ltd	2,300	42
Hamamatsu Photonics KK	200	6
Ibiden	200	8
Keyence Corp	300	131
Kyocera Corp	1,600	20
Lasertec	100	18
Murata Manufacturing Co Ltd	2,200	49
NEC Corp	300	26
Nomura Research Institute Ltd	500	15
NTT Data Group	800	13
Obic Co Ltd	100	15
Omron Corp	200	7
Oracle Corp Japan	100	8
Otsuka Corp	300	7
Renesas Electronics Corp	1,900	33
Ricoh Co Ltd	700	7
Rohm Co Ltd	400	5
SCREEN Holdings	100	9
SCSK	200	4
Seiko Epson Corp	400	7
Shimadzu Corp	300	9
SUMCO Corp	500	8
TDK Corp	500	35
TIS	300	6
Tokyo Electron Ltd	600	124
Trend Micro Inc/Japan	200	10
Yokogawa Electric Corp	300	8

		799

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.1%
Asahi Kasei	1,500	$11
JFE Holdings Inc	739	11
Mitsubishi Chemical Group	1,600	9
Mitsui Chemicals Inc	200	6
Nippon Paint Holdings Co Ltd	1,200	8
Nippon Sanso Holdings	200	7
Nippon Steel Corp	1,100	24
Nissan Chemical	200	6
Nitto Denko Corp	200	17
Shin-Etsu Chemical	2,300	103
Sumitomo Metal Mining Co Ltd	300	9
Toray Industries Inc	1,700	9

		220

Real Estate — 0.0%
Daito Trust Construction Co Ltd	143	17
Daiwa House Industry	700	20
Hulic Co Ltd	500	5
Japan Real Estate Investment ‡	2	7
Mitsubishi Estate Co Ltd	1,500	26
Mitsui Fudosan Co Ltd	3,400	36
Nippon Building Fund ‡	2	8
Nippon Prologis Inc ‡	3	5
Nomura Real Estate Holdings Inc	200	6
Nomura Real Estate Master Fund ‡	5	5
Sumitomo Realty & Development	400	13

		148

Utilities — 0.0%
Chubu Electric Power Co Inc	800	10
Kansai Electric Power Co Inc/The	900	15
Osaka Gas Co Ltd	500	11
Tokyo Electric Power Holdings *	1,900	9
Tokyo Gas	500	11

		56

		5,183

Jordan — 0.0%
Health Care — 0.0%
Hikma Pharmaceuticals PLC	203	5

Luxembourg — 0.0%
Consumer Discretionary — 0.0%
Birkenstock Holding *	200	12

Health Care — 0.0%
Eurofins Scientific	183	11

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.0%
ArcelorMittal	647	$14

		37

Macao — 0.0%
Consumer Discretionary — 0.0%
Galaxy Entertainment Group Ltd	3,000	13
Sands China Ltd *	3,200	6

		19

Mexico — 0.0%
Materials — 0.0%
Southern Copper Corp	479	51

Netherlands — 0.3%
Communication Services — 0.0%
Koninklijke KPN NV	4,922	19
Universal Music Group	1,052	25

		44

Consumer Staples — 0.0%
Heineken	370	33
Heineken Holding NV	168	12
JDE Peet's	123	3
Koninklijke Ahold Delhaize	1,227	40

		88

Financials — 0.1%
ABN AMRO Group NV	599	10
Adyen NV *	28	34
Aegon	2,034	13
ASR Nederland	221	11
Euronext	105	11
EXOR	133	14
ING Groep NV	4,283	78
NN Group NV	389	19

		190

Health Care — 0.0%
Argenx *	78	40
Koninklijke Philips NV *	1,074	30

		70

Industrials — 0.0%
IMCD	70	10
InPost *	252	4
Randstad NV	147	7

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Wolters Kluwer NV	316	$53

		74

Information Technology — 0.2%
ASML Holding NV	520	479
BE Semiconductor Industries	105	14

		493

Materials — 0.0%
Akzo Nobel NV	223	14
ASM International	61	42
DSM-Firmenich	239	30
OCI	129	3

		89

		1,048

New Zealand — 0.0%
Communication Services — 0.0%
Spark New Zealand Ltd	2,300	6

Health Care — 0.0%
Fisher & Paykel Healthcare Corp Ltd	803	15

Industrials — 0.0%
Auckland International Airport Ltd	1,560	7

Information Technology — 0.0%
Xero *	192	17

Utilities — 0.0%
Mercury NZ	886	4
Meridian Energy Ltd	1,584	6

		10

		55

Norway — 0.0%
Communication Services — 0.0%
Telenor ASA	859	10

Consumer Staples — 0.0%
Mowi ASA	616	10
Orkla ASA	922	8
Salmar	80	5

		23

Energy — 0.0%
Aker BP ASA	388	9

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Equinor	1,170	$31

		40

Financials — 0.0%
DNB Bank	1,250	26
Gjensidige Forsikring ASA	246	4

		30

Industrials — 0.0%
Kongsberg Gruppen	109	11

Materials — 0.0%
Norsk Hydro ASA	1,651	9

		123

Portugal — 0.0%
Consumer Staples — 0.0%
Jeronimo Martins SGPS SA	348	6

Energy — 0.0%
Galp Energia SGPS	615	13

Utilities — 0.0%
EDP	4,121	17

		36

Puerto Rico — 0.0%
Financials — 0.0%
Popular Inc	422	43

Singapore — 0.1%
Communication Services — 0.0%
Sea Ltd ADR *	500	33
Singapore Telecommunications	10,700	25

		58

Consumer Discretionary — 0.0%
Genting Singapore Ltd	7,400	5

Financials — 0.1%
DBS Group Holdings Ltd	2,530	69
Oversea-Chinese Banking Corp Ltd	4,700	52
Singapore Exchange Ltd	1,100	8
United Overseas Bank Ltd	1,600	39

		168

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrials — 0.0%
Grab Holdings, Cl A *	2,700	$9
Keppel Corp Ltd	1,800	9
Singapore Airlines Ltd	2,100	11
Singapore Technologies Engineering	1,900	6

		35

Information Technology — 0.0%
STMicroelectronics	879	29

Real Estate — 0.0%
CapitaLand Ascendas ‡	4,600	9
CapitaLand Integrated Commercial Trust ‡	6,500	10
CapitaLand Investment	3,200	7

		26

Utilities — 0.0%
Sembcorp Industries Ltd	1,200	4

		325

South Africa — 0.0%
Materials — 0.0%
Anglo American PLC	1,657	50

South Korea — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	6,429	133
Delivery Hero, Cl A *	250	6

		139

Spain — 0.2%
Communication Services — 0.0%
Cellnex Telecom	664	23
Telefonica SA	6,381	29

		52

Consumer Discretionary — 0.0%
Amadeus IT Group SA, Cl A	578	38
Industria de Diseno Textil SA	1,407	68

		106

Energy — 0.0%
Repsol SA	1,691	24

Financials — 0.1%
Banco Bilbao Vizcaya Argentaria SA	7,561	79
Banco de Sabadell SA	6,989	15
Banco Santander SA	20,618	99

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
CaixaBank SA	5,079	$30

		223

Health Care — 0.0%
Grifols *	366	4

Industrials — 0.0%
ACS Actividades de Construccion y Servicios	293	13
Aena SME SA	92	17

		30

Utilities — 0.1%
Acciona	30	4
EDP Renovaveis	394	6
Endesa SA	390	8
Iberdrola	8,102	107
Redeia	498	9

		134

		573

Sweden — 0.2%
Communication Services — 0.0%
Tele2 AB, Cl B	697	7
Telia Co AB	3,263	10

		17

Consumer Discretionary — 0.0%
Evolution	239	23
H & M Hennes & Mauritz, Cl B	794	12
Volvo Car, Cl B *	1,019	3

		38

Consumer Staples — 0.0%
Essity AB, Cl B	813	23

Financials — 0.1%
EQT AB	487	16
Industrivarden, Cl A	160	6
Industrivarden AB, Cl C	189	6
Investor, Cl B	2,237	63
L E Lundbergforetagen AB, Cl B	93	5
Skandinaviska Enskilda Banken AB, Cl A	2,174	33
Svenska Handelsbanken AB, Cl A	2,008	20
Swedbank AB, Cl A	1,112	24

		173

Health Care — 0.0%
Getinge, Cl B	289	6
Swedish Orphan Biovitrum *	246	6

		12

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrials — 0.1%
Alfa Laval	380	$17
Assa Abloy AB, Cl B	1,294	39
Atlas Copco, Cl A	3,589	64
Atlas Copco, Cl B	1,916	30
Beijer Ref, Cl B	431	7
Epiroc, Cl A	880	16
Epiroc, Cl B	479	8
Husqvarna, Cl B	515	4
Indutrade	335	10
Investment Latour, Cl B	182	5
Lifco, Cl B	286	9
Nibe Industrier, Cl B	1,861	8
Saab, Cl B	452	10
Securitas AB, Cl B	604	7
Skanska AB, Cl B	418	8
SKF AB, Cl B	471	9
Trelleborg, Cl B	277	10
Volvo, Cl A	246	6
Volvo AB, Cl B	2,070	53

		320

Information Technology — 0.0%
Hexagon, Cl B	2,667	27
Telefonaktiebolaget LM Ericsson, Cl B	3,583	25

		52

Materials — 0.0%
Boliden	368	11
Holmen, Cl B	115	5
Sandvik AB	1,379	28
Svenska Cellulosa, Cl B	744	10

		54

Real Estate — 0.0%
Fastighets Balder, Cl B *	775	6
Sagax, Cl B	299	7

		13

		702

Switzerland — 0.4%
Communication Services — 0.0%
Swisscom AG	32	19

Consumer Discretionary — 0.1%
Avolta	127	5
Cie Financiere Richemont SA, Cl A	700	107
Swatch Group	36	7
Swatch Group AG/The	65	3

		122

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Consumer Staples — 0.0%
Barry Callebaut	5	$8
Chocoladefabriken Lindt & Spruengli AG	2	25

		33

Financials — 0.1%
Baloise Holding AG	56	10
Banque Cantonale Vaudoise	37	4
Helvetia Holding	53	8
Julius Baer Group Ltd	262	14
Partners Group Holding AG	30	40
Swiss Life Holding AG	38	29
UBS Group	4,275	129
Zurich Insurance Group AG	189	104

		338

Health Care — 0.1%
Alcon Inc	650	62
Bachem Holding, Cl B	41	4
Lonza Group AG	97	65
Novartis AG	2,593	290
Sandoz Group	545	24
Sonova Holding AG	64	20
Straumann Holding	146	19

		484

Industrials — 0.1%
ABB Ltd	2,075	115
Adecco Group AG	225	8
Geberit	44	28
Kuehne + Nagel International AG	67	21
Schindler Holding	79	21
SGS	204	22
VAT Group	35	17

		232

Information Technology — 0.0%
Logitech International	213	19
Temenos AG	78	5

		24

Materials — 0.0%
Clariant AG	265	4
EMS-Chemie Holding AG	9	7
Givaudan	12	59
SIG Group	375	8
Sika AG	198	60

		138

Real Estate — 0.0%
Swiss Prime Site AG	130	13

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
BKW	26	$5

		1,408

United Kingdom — 0.7%
Communication Services — 0.0%
Auto Trader Group PLC	1,144	12
BT Group PLC, Cl A	8,534	15
Informa PLC	1,750	20
Vodafone Group PLC	29,270	27
WPP PLC	1,419	14

		88

Consumer Discretionary — 0.0%
Barratt Developments PLC	1,230	8
Berkeley Group Holdings	133	9
Burberry Group PLC	472	5
Compass Group PLC	2,212	68
Entain PLC	851	6
Flutter Entertainment *	231	46
InterContinental Hotels Group PLC	215	22
JD Sports Fashion	3,166	5
Kingfisher PLC	2,398	9
Next PLC	159	19
Pearson PLC	793	11
Persimmon PLC	392	8
Taylor Wimpey PLC	4,336	9
Whitbread PLC	248	9

		234

Consumer Staples — 0.3%
Associated British Foods PLC	437	14
British American Tobacco PLC	2,615	92
Coca-Cola Europacific Partners	300	22
Diageo PLC	2,894	90
Imperial Brands PLC	1,099	30
J Sainsbury PLC	2,159	8
Reckitt Benckiser Group PLC	912	49
Tesco PLC	9,087	39
Unilever PLC	3,258	200

		544

Energy — 0.0%
TechnipFMC	2,323	69

Financials — 0.1%
3i Group PLC	1,266	51
Admiral Group PLC	340	12
Aviva	3,441	22
Barclays PLC	19,465	58
Hargreaves Lansdown PLC	437	6

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
HSBC Holdings PLC	24,626	$223
Legal & General Group PLC	7,794	23
Lloyds Banking Group PLC	82,595	63
London Stock Exchange Group PLC	593	72
M&G PLC	2,738	7
NatWest Group	8,505	40
Phoenix Group Holdings PLC	921	6
Schroders	1,088	6
Standard Chartered PLC	3,021	30
Wise, Cl A *	850	8

		627

Health Care — 0.1%
AstraZeneca PLC	2,018	321
Smith & Nephew PLC	1,157	17

		338

Industrials — 0.1%
Ashtead Group PLC	567	41
BAE Systems PLC	3,920	65
Bunzl PLC	414	17
CK Hutchison Holdings Ltd	3,500	18
DCC PLC	121	8
Intertek Group PLC	216	14
Melrose Industries	1,835	14
RELX PLC	2,437	115
Rentokil Initial PLC	3,306	20
Rolls-Royce Holdings PLC *	10,940	63
Smiths Group PLC	435	10
Spirax Group	100	12

		397

Information Technology — 0.0%
Halma PLC	504	17
Sage Group PLC/The	1,252	17

		34

Materials — 0.0%
Croda International PLC	171	9

Real Estate — 0.0%
Land Securities Group PLC ‡	865	7
Segro PLC ‡	1,696	20

		27

Utilities — 0.1%
Centrica PLC	6,674	11
National Grid PLC	6,500	82
Severn Trent PLC	377	12
SSE PLC	1,429	35

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
United Utilities Group PLC	837	$11

		151

Total Foreign Common Stock
(Cost $18,191) ($ Thousands)		20,763

EXCHANGE TRADED FUND — 0.1%

SPDR S&P 500 ETF Trust	359	198

Total Exchange Traded Fund
(Cost $150) ($ Thousands)		198

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Bayerische Motoren Werke AG (A)	73	6
Dr Ing hc F Porsche (A)	153	12
Porsche Automobil Holding SE (A)	188	8
Volkswagen AG (A)	275	31

		57
Consumer Staples — 0.0%
Henkel AG & Co KGaA (A)	219	19

Health Care — 0.0%
Sartorius AG (A)	34	9

Total Preferred Stock
(Cost $105) ($ Thousands)		85

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	3,692,380	3,692
Total Cash Equivalent
(Cost $3,692) ($ Thousands)		3,692
Total Investments in Securities — 86.2%
(Cost $230,251) ($ Thousands)		$299,019

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Diversified Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI EAFE Index	190	Sep-2024	$22,291	$22,702	$411
MSCI Emerging Markets	214	Sep-2024	11,594	11,732	138
Russell 2000 Index E-MINI	109	Sep-2024	11,282	12,388	1,106
S&P 500 Index E-MINI	17	Sep-2024	4,673	4,725	52
			$49,840	$51,547	$1,707

For the year ended July 31, 2024, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $347,011 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of July 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
Ltd. — Limited
MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
S&P— Standard & Poor's
SPDR — Standard & Poor's Depository Receipt

As of July 31, 2024, all of the Fund's investments and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended July 31, 2024 ($ Thousands):

Security Description	Value 7/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,708	$33,798	$(32,814)	$—	$—	$3,692	$176	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 98.6%
United States — 98.6%
SPDR Bloomberg Emerging Markets USD Bond ETF	889,385	$21,630
SPDR Portfolio High Yield Bond ETF	911,961	21,513

Total Exchange Traded Funds
(Cost $42,357) ($ Thousands)		43,143

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220% **†	296,596	297
Total Cash Equivalent

(Cost $297) ($ Thousands)		297

Total Investments — 99.3%
(Cost $42,654) ($ Thousands)		$43,440

Percentages are based on a Net Assets of $43,749 ($ Thousands).
**	Rate shown is the 7-day effective yield as of July 31, 2024.
†	Investment in Affiliated Security.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depository Receipt
USD — U.S. Dollar

As of July 31, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended July 31, 2024 ($ Thousands):

Security Description	Value 7/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$140	$4,308	$(4,151)	$—	$—	$297	$16	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 43.0%
U.S. Treasury Bonds
4.750%, 11/15/2043	$4,500	$4,700
4.750%, 11/15/2053	3,450	3,682
4.375%, 08/15/2043	3,600	3,582
4.250%, 02/15/2054	500	492
3.875%, 08/15/2040	1,800	1,723
3.625%, 05/15/2053	100	88
3.000%, 08/15/2052	500	389
2.875%, 05/15/2049	200	153
2.875%, 05/15/2052	200	151
2.250%, 02/15/2052	500	329
1.875%, 02/15/2051	300	181
1.875%, 11/15/2051	200	120
1.625%, 11/15/2050	500	283
1.375%, 11/15/2040	200	131
1.375%, 08/15/2050	300	159
1.250%, 05/15/2050	300	154
U.S. Treasury Notes
4.875%, 11/30/2025	1,400	1,405
4.875%, 04/30/2026	500	504
4.625%, 06/30/2026	2,000	2,012
4.625%, 04/30/2029	400	412
4.625%, 04/30/2031	500	519
4.500%, 05/15/2027	300	303
4.500%, 05/31/2029	800	820
4.500%, 11/15/2033	2,300	2,379
4.375%, 07/31/2026	1,000	1,002
4.375%, 12/15/2026	5,000	5,022
4.375%, 07/15/2027	500	504
4.375%, 11/30/2028	500	508
4.375%, 05/15/2034	800	821
4.250%, 12/31/2025	5,000	4,981
4.250%, 01/31/2026	4,500	4,485
4.250%, 02/28/2029	650	659
4.250%, 02/28/2031	300	305
4.250%, 06/30/2031	1,000	1,017
4.125%, 07/31/2028	500	503
4.125%, 03/31/2029	400	403
4.125%, 07/31/2031	1,700	1,717
4.000%, 01/15/2027	6,000	5,977
4.000%, 01/31/2029	5,500	5,511
4.000%, 07/31/2029	500	502
4.000%, 01/31/2031	4,950	4,960
3.875%, 12/31/2029	500	498
3.875%, 08/15/2033	200	197
3.750%, 12/31/2028	5,500	5,454
3.750%, 12/31/2030	3,250	3,211
3.625%, 03/31/2030	200	197
3.500%, 02/15/2033	300	288

Total U.S. Treasury Obligations
(Cost $73,026) ($ Thousands)		73,393

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 26.9%
Agency Mortgage-Backed Obligations — 26.2%
FHLMC
6.500%, 02/01/2054	$362	$374
6.000%, 11/01/2053	1,452	1,472
5.500%, 03/01/2054	756	757
5.000%, 12/01/2053	558	550
4.500%, 10/01/2052 to 11/01/2052	2,222	2,141
4.000%, 11/01/2052	739	693
3.500%, 07/01/2038 to 09/01/2052	2,407	2,230
3.000%, 04/01/2052	2,497	2,183
2.500%, 12/01/2050 to 04/01/2052	1,955	1,661
2.000%, 09/01/2050 to 09/01/2051	3,967	3,218
FHLMC Multifamily Structured Pass-Through Certificates, Ser 158, Cl A2
4.050%, 07/25/2033	350	339
FHLMC Multifamily Structured Pass-Through Certificates, Ser K508, Cl A2
4.740%, 08/25/2028(A)	500	505
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	400	405
FNMA
6.500%, 11/01/2053	816	837
5.500%, 07/01/2053 to 09/01/2053	1,143	1,145
5.000%, 10/01/2053	1,162	1,144
4.000%, 08/01/2052	717	673
3.500%, 01/01/2048 to 09/01/2051	1,196	1,101
3.000%, 04/01/2051	710	631
2.500%, 03/01/2037 to 06/01/2052	5,201	4,446
2.000%, 06/01/2036 to 03/01/2052	6,320	5,206
1.500%, 05/01/2037	1,017	888
FNMA TBA
3.000%, 08/01/2042	700	611
GNMA
6.000%, 05/20/2053	729	742
5.500%, 05/20/2054	751	753
5.000%, 05/20/2054	399	394
4.500%, 10/20/2052	963	936
4.000%, 10/20/2052	997	941
3.500%, 06/20/2052	1,205	1,108
3.000%, 09/20/2051	1,239	1,105
2.500%, 08/20/2051 to 04/20/2052	2,141	1,843
2.000%, 12/20/2050	1,753	1,455
GNMA TBA
6.500%, 08/15/2054	300	305
5.000%, 08/01/2033	300	297
3.000%, 08/15/2054	300	268
UMBS TBA
2.500%, 08/15/2054	500	419

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.000%, 08/15/2054	$1,200	$965

		44,741
Non-Agency Mortgage-Backed Obligations — 0.7%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	275	246
BBCMS Mortgage Trust, Ser 2024-C24, Cl A5
5.419%, 02/15/2057	150	155
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	350	288
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057(A)	135	141
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(A)	350	327

		1,157
Total Mortgage-Backed Securities
(Cost $45,438) ($ Thousands)		45,898

CORPORATE OBLIGATIONS — 25.9%
Communication Services — 2.0%
AT&T
5.400%, 02/15/2034	250	255
3.650%, 06/01/2051	375	272
Charter Communications Operating
6.150%, 11/10/2026	250	255
5.250%, 04/01/2053	200	162
Comcast
5.350%, 05/15/2053	250	245
4.800%, 05/15/2033	250	249
4.550%, 01/15/2029	250	250
T-Mobile USA
5.500%, 01/15/2055	250	247
4.850%, 01/15/2029	250	251
Verizon Communications
3.400%, 03/22/2041	350	275
2.100%, 03/22/2028	250	229
Walt Disney
7.750%, 12/01/2045	200	260
Warnermedia Holdings
5.050%, 03/15/2042	250	197
3.755%, 03/15/2027	250	238

		3,385

Consumer Discretionary — 2.0%
Amazon.com
4.650%, 12/01/2029	250	254
3.300%, 04/13/2027	250	243

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.875%, 05/12/2041	$150	$114
American Honda Finance MTN
5.050%, 07/10/2031	100	102
4.900%, 07/09/2027	30	30
Ford Motor Credit
6.050%, 03/05/2031	250	254
5.800%, 03/05/2027	250	252
General Motors Financial
5.400%, 04/06/2026	250	251
5.400%, 05/08/2027	100	101
Home Depot
4.950%, 09/30/2026	250	252
4.900%, 04/15/2029	250	255
3.300%, 04/15/2040	150	120
Las Vegas Sands
3.500%, 08/18/2026	200	193
Lowe's
2.800%, 09/15/2041	150	106
McDonald's
5.450%, 08/14/2053	150	148
Starbucks
5.000%, 02/15/2034	100	100
4.850%, 02/08/2027	100	101
Toyota Motor Credit MTN
4.800%, 01/05/2034	200	199
4.650%, 01/05/2029	250	251

		3,326

Consumer Staples — 1.4%
Anheuser-Busch InBev Worldwide
4.350%, 06/01/2040	250	227
3.500%, 06/01/2030	250	237
BAT Capital
7.079%, 08/02/2043	300	328
Coca-Cola
2.875%, 05/05/2041	100	75
Constellation Brands
4.800%, 01/15/2029	250	251
General Mills
4.700%, 01/30/2027	250	250
JBS USA Holding Lux Sarl
6.500%, 12/01/2052	250	252
PepsiCo
5.250%, 07/17/2054	100	101
4.500%, 07/17/2029	100	101
Pepsico Singapore Financing I Pte
4.550%, 02/16/2029	150	151
Philip Morris International
5.125%, 02/15/2030	250	254
Walmart
4.500%, 04/15/2053	200	183

		2,410

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 1.7%
BP Capital Markets America
4.989%, 04/10/2034	$250	$250
4.699%, 04/10/2029	250	251
Enbridge
6.700%, 11/15/2053	250	279
Energy Transfer
5.950%, 05/15/2054	250	247
Enterprise Products Operating
4.850%, 01/31/2034	200	200
4.600%, 01/11/2027	250	250
Exxon Mobil
4.227%, 03/19/2040	200	181
Kinder Morgan
5.000%, 02/01/2029	200	202
MPLX
5.500%, 06/01/2034	85	86
ONEOK
6.625%, 09/01/2053	250	273
Pioneer Natural Resources
5.100%, 03/29/2026	250	251
Shell International Finance BV
3.250%, 04/06/2050	250	179
Williams
4.900%, 03/15/2029	250	251

		2,900

Financials — 9.0%
African Development Bank
4.125%, 02/25/2027	200	199
American Express
4.900%, 02/13/2026	250	250
Aon North America
5.150%, 03/01/2029	100	102
Ares Capital
5.875%, 03/01/2029	200	201
Asian Development Bank MTN
4.500%, 08/25/2028	200	203
4.125%, 01/12/2027	250	249
Asian Infrastructure Investment Bank
4.875%, 09/14/2026	250	253
Banco Santander
6.527%, H15T1Y + 1.650%, 11/07/2027 (A)	200	206
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	200	202
5.202%, SOFRRATE + 1.630%, 04/25/2029 (A)	250	253
5.080%, SOFRRATE + 1.290%, 01/20/2027 (A)	500	500
2.972%, SOFRRATE + 1.560%, 07/21/2052 (A)	100	68

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America MTN
2.676%, SOFRRATE + 1.930%, 06/19/2041 (A)	$150	$107
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/2027 (A)	250	251
4.890%, SOFRRATE + 0.840%, 07/21/2028 (A)	100	100
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/2027 (A)	250	257
6.224%, SOFRRATE + 2.980%, 05/09/2034 (A)	250	263
Canadian Imperial Bank of Commerce
5.260%, 04/08/2029	65	66
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	250	280
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (A)	200	207
Chubb INA Holdings MTN
5.000%, 03/15/2034	65	66
Citibank
5.803%, 09/29/2028	250	260
5.488%, 12/04/2026	250	254
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	100	104
2.904%, SOFRRATE + 1.379%, 11/03/2042 (A)	100	71
Cooperatieve Rabobank UA
4.850%, 01/09/2026	250	250
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	200	212
5.706%, SOFRRATE + 1.594%, 02/08/2028 (A)	150	151
European Investment Bank
4.000%, 02/15/2029	250	250
3.750%, 02/14/2033	200	194
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	65	65
Goldman Sachs Group
6.561%, SOFRRATE + 1.950%, 10/24/2034 (A)	100	110
6.484%, SOFRRATE + 1.770%, 10/24/2029 (A)	250	264
3.436%, SOFRRATE + 1.632%, 02/24/2043 (A)	150	117
HSBC Holdings
6.547%, SOFRRATE + 2.980%, 06/20/2034 (A)	200	211

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	$250	$254
5.546%, SOFRRATE + 1.460%, 03/04/2030 (A)	50	51
Inter-American Development Bank
4.375%, 07/17/2034	100	102
Inter-American Development Bank MTN
4.500%, 05/15/2026	250	250
Intercontinental Exchange
5.250%, 06/15/2031	30	31
International Bank for Reconstruction & Development
4.750%, 11/14/2033	100	104
4.000%, 01/10/2031	200	200
3.500%, 07/12/2028	250	245
International Finance MTN
4.250%, 07/02/2029	160	162
JPMorgan Chase
5.336%, SOFRRATE + 1.620%, 01/23/2035 (A)	100	102
5.040%, SOFRRATE + 1.190%, 01/23/2028 (A)	250	251
5.012%, SOFRRATE + 1.310%, 01/23/2030 (A)	250	252
4.979%, SOFRRATE + 0.930%, 07/22/2028 (A)	100	101
3.328%, SOFRRATE + 1.580%, 04/22/2052 (A)	150	109
3.109%, TSFR3M + 2.460%, 04/22/2041 (A)	150	115
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (A)	100	104
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033	150	150
4.000%, 03/15/2029	250	250
Lloyds Banking Group
5.462%, H15T1Y + 1.375%, 01/05/2028 (A)	200	202
Marsh & McLennan
5.700%, 09/15/2053	250	260
MetLife
5.375%, 07/15/2033	250	258
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (A)	200	206
5.422%, H15T1Y + 1.380%, 02/22/2029 (A)	200	204
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/2029 (A)	200	206
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.173%, SOFRRATE + 1.450%, 01/16/2030 (A)	$250	$253
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	100	101
3.217%, SOFRRATE + 1.485%, 04/22/2042 (A)	150	115
Morgan Stanley MTN
5.942%, H15T5Y + 1.800%, 02/07/2039 (A)	100	102
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/2028 (A)	250	251
Nasdaq
5.950%, 08/15/2053	100	104
National Australia Bank
4.750%, 12/10/2025	250	250
Nomura Holdings
6.070%, 07/12/2028	200	208
Oesterreichische Kontrollbank
5.000%, 10/23/2026	200	203
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (A)	250	259
Royal Bank of Canada MTN
4.875%, 01/19/2027	200	201
S&P Global
3.900%, 03/01/2062	150	116
Sumitomo Mitsui Financial Group
5.836%, 07/09/2044	200	208
5.766%, 01/13/2033	200	210
3.050%, 01/14/2042	200	153
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	200	206
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	200	203
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	250	257
Wells Fargo
3.068%, SOFRRATE + 2.530%, 04/30/2041 (A)	150	113
Wells Fargo MTN
5.198%, SOFRRATE + 1.500%, 01/23/2030 (A)	250	253
4.611%, SOFRRATE + 2.130%, 04/25/2053 (A)	100	89
Wells Fargo Bank
4.811%, 01/15/2026	250	250
Westpac Banking
5.535%, 11/17/2028	250	260

		15,432

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 2.8%
AbbVie
5.050%, 03/15/2034	$50	$51
4.050%, 11/21/2039	250	224
2.950%, 11/21/2026	250	241
Amgen
5.600%, 03/02/2043	100	101
5.250%, 03/02/2030	250	257
5.150%, 03/02/2028	250	253
Astrazeneca Finance
5.000%, 02/26/2034	35	36
4.850%, 02/26/2029	65	66
Becton Dickinson
5.110%, 02/08/2034	100	101
Bristol-Myers Squibb
6.400%, 11/15/2063	125	140
5.200%, 02/22/2034	20	20
3.550%, 03/15/2042	250	200
Cigna Group
5.600%, 02/15/2054	20	20
5.250%, 02/15/2034	50	50
5.000%, 05/15/2029	150	152
CVS Health
5.625%, 02/21/2053	100	95
5.300%, 06/01/2033	250	250
5.000%, 02/20/2026	250	250
Elevance Health
5.125%, 02/15/2053	200	188
Eli Lilly
4.950%, 02/27/2063	100	95
Gilead Sciences
2.600%, 10/01/2040	100	71
HCA
4.375%, 03/15/2042	250	211
3.625%, 03/15/2032	250	225
Johnson & Johnson
4.900%, 06/01/2031	65	67
2.100%, 09/01/2040	100	69
Merck
5.150%, 05/17/2063	125	122
2.350%, 06/24/2040	250	175
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	150	148
4.450%, 05/19/2026	250	249
Takeda Pharmaceutical
5.300%, 07/05/2034	100	101
UnitedHealth Group
5.050%, 04/15/2053	200	189
4.500%, 04/15/2033	200	195
4.250%, 01/15/2029	200	198

		4,810

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 1.9%
AerCap Ireland Capital DAC
5.300%, 01/19/2034	$150	$151
Boeing
5.705%, 05/01/2040	300	286
2.196%, 02/04/2026	250	238
Burlington Northern Santa Fe
5.500%, 03/15/2055	105	108
Carrier Global
3.377%, 04/05/2040	300	239
Caterpillar Financial Services
4.500%, 01/08/2027	250	250
Delta Air Lines
3.750%, 10/28/2029	100	93
John Deere Capital
4.500%, 01/08/2027	250	250
4.500%, 01/16/2029	250	250
Regal Rexnord
6.050%, 04/15/2028	250	256
RTX
6.400%, 03/15/2054	250	281
Union Pacific
4.950%, 05/15/2053	200	192
4.750%, 02/21/2026	250	250
United Airlines Pass Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	196	200
United Parcel Service
5.050%, 03/03/2053	200	190

		3,234

Information Technology — 1.8%
Apple
4.300%, 05/10/2033	200	202
4.000%, 05/10/2028	250	249
2.375%, 02/08/2041	150	107
Broadcom
5.050%, 07/12/2029	100	101
4.150%, 04/15/2032 (B)	200	189
3.500%, 02/15/2041 (B)	250	197
Intel
5.625%, 02/10/2043	100	102
5.125%, 02/10/2030	250	256
4.875%, 02/10/2026	250	250
International Business Machines
5.100%, 02/06/2053	200	193
4.500%, 02/06/2028	250	250
Micron Technology
5.300%, 01/15/2031	250	254
Microsoft
2.921%, 03/17/2052	200	140
Oracle
4.500%, 05/06/2028	250	249

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 04/01/2040	$250	$198
Texas Instruments
5.050%, 05/18/2063	150	144

		3,081

Materials — 0.6%
BHP Billiton Finance USA
5.250%, 09/08/2033	150	154
4.875%, 02/27/2026	250	250
Celanese US Holdings
6.550%, 11/15/2030	250	266
Newmont
5.750%, 11/15/2041 (B)	250	256
Rio Tinto Finance USA
5.125%, 03/09/2053	150	145

		1,071

Real Estate — 0.6%
Alexandria Real Estate Equities
5.625%, 05/15/2054	100	96
5.250%, 05/15/2036	45	45
American Tower
5.450%, 02/15/2034	100	102
5.200%, 02/15/2029	100	101
Equinix Europe 2 Financing
5.500%, 06/15/2034	55	56
Prologis
5.250%, 06/15/2053	100	97
Realty Income
4.750%, 02/15/2029	250	250
Sun Communities Operating
5.500%, 01/15/2029	250	254

		1,001

Utilities — 2.1%
AEP Transmission
5.400%, 03/15/2053	150	148
CenterPoint Energy Resources
5.400%, 07/01/2034	50	51
Consumers Energy
4.700%, 01/15/2030	60	60
DTE Electric
4.850%, 12/01/2026	50	50
Duke Energy
4.850%, 01/05/2027	200	201
4.850%, 01/05/2029	200	201
Duke Energy Carolinas
5.400%, 01/15/2054	150	149
4.850%, 01/15/2034	200	199
Eversource Energy
5.450%, 03/01/2028	250	254
Exelon
5.150%, 03/15/2028	250	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Georgia Power
4.950%, 05/17/2033	$250	$250
NextEra Energy Capital Holdings
5.250%, 02/28/2053	150	143
4.900%, 02/28/2028	250	251
Pacific Gas and Electric
6.750%, 01/15/2053	250	268
6.400%, 06/15/2033	250	265
PacifiCorp
5.800%, 01/15/2055	225	223
Southern California Edison
5.875%, 12/01/2053	150	154
Spire
5.300%, 03/01/2026	100	100
Union Electric
5.250%, 01/15/2054	150	144
Virginia Electric and Power
5.350%, 01/15/2054	150	147

		3,511

Total Corporate Obligations
(Cost $44,158) ($ Thousands)		44,161

SOVEREIGN DEBT — 1.9%

Canada Government International Bond
3.750%, 04/26/2028	250	247
Chile Government International Bond
4.850%, 01/22/2029	200	200
Export Development Canada
4.125%, 02/13/2029	90	90
Indonesia Government International Bond
5.100%, 02/10/2054	200	193
Japan Bank for International Cooperation
4.375%, 01/24/2031	200	201
Japan International Cooperation Agency
4.750%, 05/21/2029	200	205
Korea Development Bank
4.500%, 02/15/2029	200	201
Mexico Government International Bond
6.400%, 05/07/2054	200	194
6.000%, 05/07/2036	200	199
Panama Government International Bond
6.853%, 03/28/2054	200	189
Peruvian Government International Bond
3.300%, 03/11/2041	200	151
Philippine Government International Bond
5.000%, 07/17/2033	200	200
Province of Alberta Canada
4.500%, 01/24/2034	250	251
Province of Ontario Canada
4.200%, 01/18/2029	250	250

Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2024

Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Province of Quebec Canada
4.500%, 09/08/2033	$250	$251
3.625%, 04/13/2028	200	196
Republic of Poland Government International Bond
5.125%, 09/18/2034	100	100

Total Sovereign Debt
(Cost $3,302) ($ Thousands)		3,318

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB
4.625%, 11/17/2026	250	252
4.125%, 01/15/2027	500	500
4.000%, 06/30/2028	250	252
FNMA
0.875%, 08/05/2030	550	457

Total U.S. Government Agency Obligations
(Cost $1,454) ($ Thousands)		1,461

ASSET-BACKED SECURITIES — 0.4%
Automotive — 0.1%

Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	150	152

Credit Cards — 0.2%

American Express Credit Account Master Trust, Ser 2022-3, Cl A
3.750%, 08/15/2027	150	148
Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/2028	150	149
		297

Other Asset-Backed Securites — 0.1%

Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	150	150

Total Asset-Backed Securities
(Cost $599) ($ Thousands)		599

Total Investments in Securities — 99.0%
(Cost $167,977) ($ Thousands)		$168,830

Percentages are based on Net Assets of $170,589 ($ Thousands).

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2024, the value of these securities amounted to $642 ($ Thousands), representing 0.4% of the Net Assets of the Fund.

Cl — Class
DAC — Designated Activity Company
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year
MTN — Medium Term Note
NASDAQ – National Association of Securities Dealers and Automated Quotations
S&P— Standard & Poor's
Ser — Series
SOFRINDX — Custom Secured Overnight Financing Rate Index
SOFRRATE — U.S. SOFR
TBA — To Be Announced
TSFR3M — Term SOFR 3 Months
UMBS — Uniform Mortgage Backed Securities

As of July 31, 2024, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

July 31, 2024

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
Assets:
Investments, at value†	$295,327		$43,143		$168,830
Affiliated investments, at value††	3,692		297		—
Cash	44,762		208		4,439
Foreign currency, at value †††	183		—		—
Cash pledged as collateral for futures contracts	2,172		—		—
Receivable for variation margin	731		—		—
Receivable for fund shares sold	260		120		473
Foreign tax reclaim receivable	92		—		—
Receivable from administrator	9		—		—
Dividends and interest receivable	—		2		1,167
Prepaid expenses	32		4		12
Total Assets	347,260		43,774		174,921
Liabilities:
Shareholder servicing fees payable	75		9		21
Payable for fund shares redeemed	74		1		54
Audit fees payable	40		5		18
Legal fees payable	15		2		7
Payable for variation margin	11		—		—
Printing fees payable	10		1		4
Custody fees payable	10		4		3
Pricing fees payable	8		—		9
Interest Payable	3		—		—
Chief Compliance Officer fees payable	1		—		—
Investment advisory fees payable	—		2		8
Payable for investment securities purchased	—		—		4,203
Administration fees payable	—		—		3
Accrued expense payable	2		1		2
Total Liabilities	249		25		4,332
Net Assets	$347,011		$43,749		$170,589
† Cost of investments	$226,559		$42,357		$167,977
†† Cost of affiliated investments	3,692		297		—
††† Cost of foreign currency	180		—		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$277,921		$43,772		$169,522
Total distributable earnings (accumulated losses)	69,090		(23)		1,067
Net Assets	$347,011		$43,749		$170,589
Net Asset Value, Offering and Redemption Price Per Share	$11.20		$10.01		$10.06
	($347,010,904 ÷ 30,978,671 shares	)	($43,749,294 ÷ 4,372,191 shares	)	($170,589,367 ÷ 16,961,276 shares	)
The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year or period ended July 31, 2024

	Diversified Equity Fund	Enhanced Fixed Income Fund	Core Fixed Income Fund(1)
Investment income:
Dividends	$4,436	$2,651	$—
Dividends from affiliated investments(2)	176	16	—
Interest income	2,182	15	3,820
Less: foreign taxes withheld	(59)	—	(1)
Total investment income	6,735	2,682	3,819
Expenses:
Shareholder servicing fees	814	100	203
Administration fees	651	80	163
Investment advisory fees	651	120	122
Trustee fees (Form N-CSR Item 10)	8	1	2
Chief Compliance Officer fees	3	—	1
Custodian/wire agent fees	91	9	4
Professional fees	77	19	25
Printing fees	50	7	8
Registration fees	42	6	7
Proxy fees	3	3	—
Other expenses	65	5	23
Total expenses	2,455	350	558
Less:
Waiver of investment advisory fees	(533)	(102)	(73)
Waiver of Shareholder Servicing Fees	—	—	(81)
Waiver of administration fees	(283)	(80)	(134)
Net expenses	1,639	168	270
Net investment income	5,096	2,514	3,549
Net realized gain (loss) on:
Investments	2,579	(49)	(342)
Futures contracts	2,778	—	—
Foreign currency transactions	2	—	—
Net realized gain (loss)	5,359	(49)	(342)
Net change in unrealized appreciation (depreciation) on:
Investments	46,072	817	853
Futures contracts	(414)	—	—
Net change in unrealized appreciation (depreciation)	45,658	817	853
Net realized and unrealized gain	51,017	768	511
Net increase in net assets resulting from operations	$56,113	$3,282	$4,060

(1)	Commenced operations on January 22, 2024.
(2)	See Note 4 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years or periods ended July 31,

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
	2024	2023 (1)	2024	2023 (2)	2024 (3)
Operations:
Net investment income	$5,096	$2,211	$2,514	$806	$3,549
Net realized gain (loss)	5,359	(2,483)	(49)	(760)	(342)
Net change in unrealized appreciation (depreciation)	45,658	24,815	817	(31)	853
Net increase in net assets resulting from operations	56,113	24,543	3,282	15	4,060
Distributions	(8,349)	—	(2,514)	(806)	(2,993)
Return of Capital	—	—	(10)	(10)	—
Capital share transactions:(4)
Proceeds from shares issued	36,356	477,434	6,815	61,466	173,020
Reinvestment of dividends & distributions	8,328	—	2,517	814	2,984
Cost of shares redeemed	(68,588)	(178,971)	(5,653)	(22,167)	(6,482)
Net increase/(decrease) in net assets derived from capital share transactions	(23,904)	298,463	3,679	40,113	169,522
Net increase in net assets	23,860	323,006	4,437	39,312	170,589
Net assets:
Beginning of year or period	323,151	145	39,312	—	—
End of year or period	$347,011	$323,151	$43,749	$39,312	$170,589

(1)	For the period August 1, 2022 through January 31, 2023, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(2)	Commenced operations on February 1, 2023.
(3)	Commenced operations on January 22, 2024.
(4)	See Note 5 in the Notes to Financial Statements for additional information.

Amount designated as "—" is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

FINANCIAL HIGHLIGHTS

For the years or periods ended July 31,

For a share outstanding throughout the years or periods

	Net asset value, beginning of year or period	Net investment income(1)	Net realized and unrealized gains (losses) on securities(1)	Total from operations	Dividends from net investment income		Distributions from realized gains	Total dividends and distributions		Net asset value, end of year or period	Total return†	Net assets, end of year or period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding waivers and reimbursements)	Ratio of net investment income to average net assets	Portfolio turnover rate†
Diversified Equity Fund
2024	$9.69	$0.16	$1.61	$1.77	$(0.16)		$(0.10)	$(0.26)		$11.20	18.60%	$347,011	0.50%	0.75%	1.57%	2%
2023(2)	8.86	0.14	0.69	0.83	–		–	–		9.69	9.37	323,151	0.50	0.81	1.59	132
2022(3)(4)	10.00	0.01	(1.15)	(1.14)	–	^‡	–	–	^‡	8.86	(11.38)	145	0.50	1.04	0.19	6,822 (5)
Enhanced Fixed Income Fund
2024	$9.83	$0.62	$0.18	$0.80	$(0.62	)‡	$–	$(0.62	)‡	$10.01	8.48%	$43,749	0.42%	0.88%	6.29%	3%
2023(6)	10.00	0.22	(0.18)	0.04	(0.21	)‡	–	(0.21	)‡	9.83	0.42	39,312	0.41	0.86	4.59	56
Core Fixed Income Fund
2024(7)	$10.00	$0.23	$0.02	$0.25	$(0.19)		$–	$(0.19)		$10.06	2.53%	$170,589	0.33%	0.69%	4.39%	84%

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the period August 1, 2022 through January 31, 2023, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(3)	For the period April 26, 2022 through July 31, 2022, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(4)	Commenced operations on March 30, 2022. All ratios for the period have been annualized.
(5)

Portfolio turnover rate reflects the Financial Advisor’s strategy to exercise its investment discretion which leads to the Fund buying and selling securities and other instruments frequently. Please see Note 1 for further details.

(6)	Commenced operations on February 1, 2023. All ratios for the period have been annualized.
(7)	Commenced operations on January 22, 2024. All ratios for the period have been annualized.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^	Amount is less than $0.005 per share.
‡	Includes return of capital of less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2024

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with three registered funds: Diversified Equity Fund, the Enhanced Fixed Income Fund, and the Core Fixed Income Fund (each a “Fund”, collectively, “the Funds”, each of which is a diversified fund. The Diversified Equity Fund commenced operations on March 30, 2022. The Enhanced Fixed Income Fund commenced operations on February 1, 2023. The Core Fixed Income Fund commenced operations on January 22, 2024. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of the Funds’ investment objectives and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Funds, and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy” or “Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s notice of its intent to redeem or formal redemption request (collectively, “Redemption Request”) will cause a Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser’s Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Diversified Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations pending the Financial Adviser’s formal redemption request; and exchange-traded funds (ETFs) that are designed to track the performance of the broad U.S. equity market. When the Enhanced Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal and ETFs that are designed to track the performance of one or more broad fixed income markets. When the Core Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

A Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund following the Financial Adviser’s redemption of all of its clients’ shares from a Fund. Due to this strategy, a Fund may buy and sell securities and other instruments frequently.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board

Adviser Managed Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”). As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments. When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted

above, or in the case of an equity tranche of a CDO/CLO, the Funds will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing

Adviser Managed Trust

agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of the Funds’ net assets or involve a material departure in pricing methodology from that of the Funds’ existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that

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NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the year ended July 31, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended July 31, 2024, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedule of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds also may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of July 31, 2024.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, the Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase

Adviser Managed Trust

agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of July 31, 2024.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, the Funds may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open forward foreign currency contracts as of July 31, 2024, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open futures contracts as of July 31, 2024, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, the Funds may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Funds may also invest in financial option/swaption contracts to enhance its returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is

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NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities. The Funds did not hold any option/swaption contracts as of July 31, 2024.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements securities may be set aside as collateral by the Funds’ custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between the Funds and a counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty. See Note 3 for further details. The Funds did not hold any swap contracts as of July 31, 2024.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, the Funds may invest in U.S. dollar-denominated fixed - and floating-rate loans (“Loans”) arranged through

Adviser Managed Trust

private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of July 31, 2024, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, the Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDOs or CLOs as of July 31, 2024.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually by the Diversified Equity Fund and quarterly by the Enhanced Fixed Income Fund and Core Fixed Income Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. DERIVATIVE TRANSACTIONS

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty

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NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to the Funds. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of the Funds.

SEI Investments Distribution Co. (the “Distributor”), serves as the Funds’ Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for the Funds until November 30, 2024, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Funds’ total operating costs exceed the applicable thresholds

Adviser Managed Trust

and will not affect the Funds’ total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of the Funds’ actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for the Funds:

	Advisory Fee		Shareholder Servicing Fee	Contractual Expense Limitation		Voluntary Expense Limitation
Diversified Equity Fund	0.20%		0.25%	0.75	%*	0.50%
Enhanced Fixed Income Fund	0.30	%**	0.25%	0.92	%*	0.41%

Core Fixed Income Fund	0.15%	0.25%	0.70	%*	0.33%

*	Effective November 30, 2023, the Funds’ administrator and its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding the amounts listed above. This fee waiver and reimbursement agreement shall remain in effect until November 30, 2024. The agreement may be amended or terminated only with the consent of the Board	of Trustees of the Funds.

** SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.10%. This fee waiver agreement shall remain in effect until November 30, 2024. The agreement may be amended or terminated only with the consent of the Board of Trustees.

The following is a summary of annual fees payable to the Administrator:

	Contractual Fees
	First $2.5 Billion	Next $500 Million	Over $3 Billion
Diversified Equity Fund	0.2000%	0.1650%	0.1200%

			Contractual Fees
	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Enhanced Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Core Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%

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NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

As of July 31, 2024, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds. When a Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to that Fund, and a sub-adviser will not be used.

Investment Sub-Adviser

Diversified Equity Fund

SSgA Funds Management, Inc.

Core Fixed Income Fund

SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the year ended July 31, 2024.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on the Funds’ expense ratios, as a percentage of the Funds’ average daily net assets for the year ended July 31, 2024, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the Adviser or Sub-

Adviser is passively seeking to replicate in accordance with the Funds’ investment strategy.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the year ended July 31, 2024, the Trust had not participated in the Program.

Adviser Managed Trust

5. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the year or periods ended July 31 for the Funds were as follows (Thousands):

	Diversified Equity Fund			Enhanced Fixed Income Fund			Core Fixed Income Fund
	2024	2023	(1)	2024	2023	(2)	2024	(3)
Shares Issued	3,623	53,795		693	6,206		17,315
Shares Issued in Lieu of Dividends and Distributions	846	—		259	85		302
Shares Redeemed	(6,844)	(20,457)		(581)	(2,290)		(656)
Increase/(Decrease) in capital share transactions	(2,375)	33,338		371	4,001		16,961

(1)	For the period August 1, 2022 through January 31, 2023, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(2)	Commenced operations on February 1, 2023.
(3)	Commenced operations on January 22, 2024.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the year or period ended July 31, 2024, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Diversified Equity Fund
Purchases	$—	$6,713	$6,713
Sales	—	34,118	34,118
Enhanced Fixed Income Fund
Purchases	—	4,863	4,863
Sales	—	1,351	1,351
Core Fixed Income Fund
Purchases	248,871	50,594	299,465
Sales	129,970	1,408	131,378

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings (loss), as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, partnership adjustments, and investments in PFICs.

The tax character of dividends and distributions paid during the fiscal year were as follows:

	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Diversified Equity Fund
2024	$8,054	$295	$—	$8,349
2023	—	—	—	—
Enhanced Fixed Income Fund
2024	2,514	—	10	2,524
2023	806	—	10	816
Core Fixed Income Fund
2024	2,993	—	—	2,993

As of July 31, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Diversified Equity Fund	$4,576	$2,401	$—	$—	$62,113	$69,090
Enhanced Fixed Income Fund	—	—	(33)	(24)	34	(23)

Adviser Managed Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Core Fixed Income Fund	$411	$—	$(196)	$—	$852	$1,067

Post-October losses represent losses realized on investment transactions from November 1, 2023 through July 31, 2024 that in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

During the year ended July 31, 2024, the Enhanced Fixed Income Fund and Core Fixed Income Fund had $33 ($ Thousands) and $196 ($ Thousands) respectively, of short-term capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at July 31, 2024, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, partnership basis adjustments, mark-to-market of futures contracts, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds at July 31, 2024, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Diversified Equity Fund	$236,909	$75,700	$(13,587)	$62,113
Enhanced Fixed Income Fund	43,406	786	(752)	34
Core Fixed Income Fund	167,978	1,153	(301)	852

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of July 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in the Funds. Please review the Funds’ prospectus for additional disclosures regarding the principal risks associated with investing in the Funds.

Adviser Managed Strategy Risk — The Funds are a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Funds and a money market fund affiliated with the Funds. These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Funds through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of a Fund’s shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of a Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. If notified by the Financial Adviser of an upcoming redemption request, a Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and a Fund will not be invested pursuant to its investment strategy during such time. Further, it is possible that, subsequent to providing such notice of an expected redemption, the Financial Adviser may withdraw that notice due to the Adviser Managed Strategy, at which point a Fund may then repurchase securities to invest to strategy resulting in the same detrimental effects to the portfolio as large share redemptions and purchases. When a Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, a Fund may be forced to sell securities at below current market values or a Fund’s selling activity may drive down the market value of securities being sold. A Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if a Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, a Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When a Fund receives a large purchase order as a result of the Adviser Managed Strategy, a Fund may be required to rapidly purchase portfolio securities. This may cause a Fund to incur higher than normal transaction costs or may require a Fund to purchase portfolio securities at above

Adviser Managed Trust

current market values. Further, a Fund’s purchasing activity may drive up the market value of securities being purchased or a Fund may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When a Fund is not an active component of the Adviser Managed Strategy, a Fund’s investments may not be consistent with a Fund’s investment goal, and a Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset Allocation Risk — The risk that SIMC’s decisions regarding allocation of a Fund’s assets among Indexes and for direct management will not anticipate market trends successfully.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in securities denominated in and/or receiving revenues in foreign currencies, the Funds will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Derivatives Risk — A Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund’s use of forward contracts and swap agreements is also subject to valuation risk and credit risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described below. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. A Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that a Fund and its shareholders directly bear in connection with a Fund’s operations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Adviser Managed Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

July 31, 2024

These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds.

Investment Style Risk — The risk that a Fund’s investment approach may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on a Fund’s share price and may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Portfolio Turnover Risk — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect a Fund’s performance.

Real Estate Investment Trust (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Tracking Error Risk — The risk that a Fund’s performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between a Fund’s investments and the Indexes’ components and other factors.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of July 31, 2024, SPTC held of record the following percentage of outstanding shares:

Diversified Equity Fund	99.70%
Enhanced Fixed Income Fund	99.73%
Core Fixed Income Fund	99.73%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

Adviser Managed Trust

10. REGULATORY MATTERS

Effective June 30, 2023, the U.K. Financial Conduct Authority stopped compelling or inducing banks to submit LIBOR rates. Investments impacted by the discontinuation of LIBOR may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (composed of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate. On March 15, 2022, the Adjustable Interest Rate Act was signed into law (the “LIBOR Act”), which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. As of July 1, 2023 and continuing through September 30, 2024, the U.K. Financial Conduct Authority will publish 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of July 31, 2024.

Adviser Managed Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

Adviser Managed Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Diversified Equity Fund and Enhanced Fixed Income Fund (two of the funds comprising the Adviser Managed Trust), including the schedules of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for the each of the years or periods in the three-year period then ended. We have also audited the accompanying statement of assets and liabilities of the Core Fixed Income Fund (one of the funds comprising the Adviser Managed Trust) (the three funds collectively, the Funds), including the schedule of investments, as of July 31, 2024, the related statement of operations and changes in net assets for the period from January 22, 2024 (commencement of operations) to July 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the period from January 22, 2024 to July 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2024, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

September 20, 2024

Adviser Managed Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a July 31, 2024 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2024 year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended July 31, 2024, the Fund is designating the following items with regard to distributions paid during the year:

Fund	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Return of Capital (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction(1)
Diversified Equity Fund	3.54%	0.00%	96.46%	100.00%	36.02%
Enhanced Fixed Income Fund	0.00%	0.39%	99.61%	100.00%	0.00%
Core Fixed Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%

Fund	(E) Qualifying Dividend Income (15% Tax Rate for QDI)(2)	(F) U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income Deduction(6)
Diversified Equity Fund	48.76%	0.00%	6.48%	100.00%	2.10%
Enhanced Fixed Income Fund	0.00%	0.04%	0.04%	0.00%	0.00%
Core Fixed Income Fund	0.00%	45.49%	91.89%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

(3) The percentage of this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(4) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(5) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents the amount of “Short-Term Capital Gain” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Items (A), (B) and (C) are based on the percentage of the Fund’s total distribution.

Items (D) and (E) are based on the percentage of ordinary income distributions of the Fund. Item (F) is based on the percentage of gross income of the Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

Adviser Managed Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Form N-CSR Item 11)

Adviser Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to a separate sub-advisory agreement with SIMC (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), SSGA Funds Management, Inc. (the “Sub-Adviser”) is contractually engaged to provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of two series of the Trust: the Diversified Equity Fund and the Core Fixed Income Fund. The Sub-Adviser is also responsible for managing its employees who provide services to the Funds. The Sub-Adviser was selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Adviser with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Adviser, including information about SIMC’s and the Sub-Adviser’s affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Adviser.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Adviser regarding: (i) the quality of SIMC’s and the Sub-Adviser’s investment management and other services; (ii) SIMC’s and the Sub-Adviser’s investment management personnel; (iii) SIMC’s and the Sub-Adviser’s operations and financial condition; (iv) SIMC’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Adviser’s profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance, where available, over various periods of time compared with the Fund’s benchmark indexes and peer groups of mutual funds prepared by Broadridge.

Adviser Managed Trust

At the December 4-6, 2023 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of the Investment Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Investment Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, the Investment Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend the Investment Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension of the Investment Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-4, 2024 meeting, the Board evaluated the Investment Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. With respect to the Enhanced Income and Core Fixed Income Funds, because each had only recently commenced operations, performance information and other data available to the Board was more limited than with respect to Diversified Equity Fund. Also, with respect to the Sub-Advisory Agreement, because the Core Fixed Income Fund had only commenced operations on January 22, 2024, the data available to the Board with respect to the Sub-Adviser was more heavily weighted toward the Diversified Equity Fund. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered a Fund’s performance relative to its peer groups and appropriate indexes/benchmarks. This information was limited to the Enhanced Income and Diversified Equity Funds. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor the Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report, which included metrics on net total return for each Fund and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory. In connection with the renewal of the Sub-Advisory Agreement, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Adviser was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of the Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate or proposed rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios or projected net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included with respect to the Enhanced Fixed Income and Diversified Equity Funds various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ contractual and voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, and concluded that SIMC, through waivers, would maintain the Funds’ net operating expenses at competitive levels for its distribution channels. The Board also took into consideration compensation earned or that would be

Adviser Managed Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Form N-CSR Item 11) (Concluded)

earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized or would realize other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to the Sub-Adviser, the Board took into account the fact that the Sub-Adviser is compensated by SIMC and not by the applicable Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses or projected expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Adviser and its affiliates may have realized or would realize other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing or proposed to be flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability or proposed levels were reasonable. As with the fee levels, when considering the profitability of the Sub-Adviser, the Board took into account the fact that compensation with respect to the unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of the Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid or to be paid to the Sub-Adviser have or would have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability or estimated profitability of SIMC and the Sub-Adviser individually is reasonable and supported the renewal of each Investment Advisory Agreement.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Adviser Managed Trust

ADVISER MANAGED TRUST ANNUAL FINANCIALS AND OTHER INFORMATION JULY 31, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

AMT (7/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of the Investment Advisory Contract is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: October 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: October 2, 2024

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & CFO

Date: October 2, 2024